UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01136
SECURITY EQUITY FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY EQUITY FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	All Cap Value Series

	Shares	Value
COMMON STOCKS — 92.3%
Aerospace & Defense — 1.9%
Orbital Sciences Corporation *	31	$470
United Technologies Corporation	302	15,692

		16,162

Air Freight & Logistics — 2.3%
FedEx Corporation	349	19,411

Apparel Retail — 0.8%
Brown Shoe Company, Inc.	401	2,903
Chico’s FAS, Inc. *	160	1,557
Talbots, Inc.	346	1,868

		6,328

Apparel, Accessories & Luxury Goods — 0.7%
Fossil, Inc. *	100	2,408
Maidenform Brands, Inc. *	183	2,099
Oxford Industries, Inc.	115	1,340

		5,847

Biotechnology — 0.0%
Combinatorx, Inc. *	440	361

Building Products — 1.1%
Trex Company, Inc. *	200	2,674
USG Corporation *	650	6,546

		9,220

Coal & Consumable Fuels — 0.8%
Evergreen Energy, Inc. *	1,900	1,862
USEC, Inc. *	874	4,650

		6,512

Communications Equipment — 0.8%
Symmetricom, Inc. 1, *	1,220	7,039

Computer Hardware — 1.7%
Hewlett-Packard Company	364	14,069

Construction & Engineering — 1.4%
Insituform Technologies, Inc. *	304	5,159
URS Corporation *	126	6,239

		11,398

Construction Materials — 1.2%
Eagle Materials, Inc.	400	10,096

Consumer Finance — 0.6%
First Marblehead Corporation *	2,649	5,351

Data Processing & Outsourced Services — 5.3%
Affiliated Computer Services, Inc. *	77	3,420
Computer Sciences Corporation *	418	18,517
Western Union Company	1,370	22,469

		44,406

Department Stores — 3.9%
JC Penney Company, Inc.	1,101	31,610

Diversified Banks — 2.2%
U.S. Bancorp	337	6,039
Wells Fargo & Company	505	12,251

		18,290

Diversified Chemicals — 0.7%
Dow Chemical Company	382	6,165

	Shares	Value
COMMON STOCKS — 92.3% (continued)
Drug Retail — 1.3%
CVS Caremark Corporation	336	$10,708

Electric Utilities — 4.2%
Allete, Inc.	180	5,175
American Electric Power Company, Inc.	6	173
Edison International	612	19,254
Empire District Electric Company	60	991
Great Plains Energy, Inc.	244	3,794
Northeast Utilities	148	3,302
Westar Energy, Inc.	131	2,459

		35,148

Electrical Components & Equipment — 0.4%
Power-One, Inc. 1, *	2,307	3,437

Electronic Manufacturing Services — 2.2%
Maxwell Technologies, Inc. *	646	8,934
Tyco Electronics, Ltd.	510	9,481

		18,415

Exchange Traded Funds — 2.7%
iShares Russell 1000 Value Index Fund	239	11,376
iShares S&P 500 Value Index Fund	260	11,352

		22,728

Forest Products — 0.3%
Louisiana-Pacific Corporation	693	2,370

Gas Utilities — 0.5%
Atmos Energy Corporation	151	3,781

Health Care Equipment — 3.6%
Aspect Medical Systems, Inc. *	263	1,554
Covidien plc	230	8,611
Hologic, Inc. *	200	2,846
Hospira, Inc. *	423	16,295

		29,306

Health Care Facilities — 0.4%
Community Health Systems, Inc. *	125	3,156

Health Care Services — 1.7%
Medco Health Solutions, Inc. *	173	7,890
Mednax, Inc. *	100	4,213
Providence Service Corporation *	100	1,095
RehabCare Group, Inc. *	48	1,149

		14,347

Highways & Railtracks — 0.0%
Quixote Corporation [1]	142	402

Home Furnishings — 0.7%
Leggett & Platt, Inc.	398	6,062

Home Improvement Retail — 2.3%
Lowe’s Companies, Inc.	992	19,255

Human Resources & Employment Services — 0.4%
Administaff, Inc.	125	2,909

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	All Cap Value Series

	Shares	Value
COMMON STOCKS — 92.3% (continued)
Hypermarkets & Super Centers — 1.9%
Wal-Mart Stores, Inc.	324	$15,695

Independent Power Producers & Energy Traders — 0.9%
NRG Energy, Inc. *	300	7,788

Industrial Conglomerates — 3.4%
General Electric Company	806	9,446
McDermott International, Inc. *	915	18,584

		28,030

Industrial Machinery — 1.8%
Dover Corporation	106	3,508
Harsco Corporation	100	2,830
Parker Hannifin Corporation	200	8,592

		14,930

Insurance Brokers — 0.6%
AON Corporation	100	3,787
Arthur J Gallagher & Company	75	1,601

		5,388

Integrated Oil & Gas — 4.6%
Chevron Corporation	214	14,178
ConocoPhillips	238	10,010
Exxon Mobil Corporation	206	14,401

		38,589

Integrated Telecommunication Services — 0.8%
Windstream Corporation	787	6,579

IT Consulting & Other Services — 0.3%
Satyam Computer Services, Ltd. ADR	716	2,227

Managed Health Care — 0.9%
Aetna, Inc.	300	7,515

Movies & Entertainment — 1.5%
Time Warner, Inc.	507	12,771

Multi-Line Insurance — 0.8%
American Financial Group, Inc.	292	6,301

Multi-Utilities — 1.1%
Alliant Energy Corporation	200	5,226
SCANA Corporation	117	3,799

		9,025

Oil & Gas Equipment & Services — 2.0%
Global Industries, Ltd. *	1,304	7,381
Halliburton Company	438	9,066

		16,447

Oil & Gas Exploration & Production — 2.0%
Chesapeake Energy Corporation	400	7,932
Goodrich Petroleum Corporation *	126	3,098
Gulfport Energy Corporation *	162	1,110
PetroHawk Energy Corporation *	200	4,460

		16,600

	Shares	Value
COMMON STOCKS — 92.3% (continued)
Oil & Gas Storage & Transportation — 1.2%
Southern Union Company	191	$3,512
Williams Companies, Inc.	424	6,619

		10,131

Other Diversified Financial Services — 1.1%
JPMorgan Chase & Company	276	9,414

Packaged Foods & Meats — 2.5%
Hormel Foods Corporation	261	9,015
JM Smucker Company	124	6,034
TreeHouse Foods, Inc. *	203	5,840

		20,889

Paper Packaging — 1.2%
Bemis Company, Inc.	234	5,897
Sonoco Products Company	155	3,712

		9,609

Paper Products — 0.5%
Schweitzer-Mauduit International, Inc.	166	4,517

Pharmaceuticals — 1.1%
Schering-Plough Corporation	377	9,470

Property & Casualty Insurance — 5.6%
Alleghany Corporation *	18	4,878
Berkshire Hathaway, Inc. (Cl.B) *	8	23,166
Employers Holdings, Inc.	169	2,290
Hanover Insurance Group, Inc.	242	9,223
W.R. Berkley Corporation	290	6,226

		45,783

Railroads — 2.2%
Union Pacific Corporation	354	18,429

Research & Consulting Services — 3.9%
Equifax, Inc.	937	24,457
ICF International, Inc. *	100	2,759
Navigant Consulting, Inc. *	345	4,457

		31,673

Security & Alarm Services — 0.6%
GeoEye, Inc. *	200	4,712

Semiconductors — 1.1%
IXYS Corporation [1]	884	8,946

Specialty Chemicals — 0.2%
Zoltek Companies, Inc. *	150	1,458

Tobacco — 1.9%
Philip Morris International, Inc.	371	16,183

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	All Cap Value Series

	Shares	Value
COMMON STOCKS — 92.3% (continued)
Trucking — 0.5%
Saia, Inc. *	210	$3,782

TOTAL COMMON STOCKS (cost $826,301)		$767,170

Total Investments — 92.3% (cost $826,301)		$767,170
Cash & Other Assets, Less Liabilities — 7.7%		63,561

Total Net Assets — 100.0%		$830,731

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $826,301.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $19,824 (cost $17,962), or 2.4% of total net assets.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS — 81.4%
Aerospace & Defense — 2.3%
Lockheed Martin Corporation [1,2]	3,753	$302,679
Northrop Grumman Corporation [1,2]	1,100	50,248

		352,927

Agricultural Products — 0.2%
Archer-Daniels-Midland Company	884	23,665

Aluminum — 0.3%
Alcoa, Inc.	3,098	32,002
Kaiser Aluminum Corporation	502	18,027

		50,029

Apparel Retail — 3.1%
Gap, Inc. [1,2]	6,000	98,400
Gymboree Corporation 1, 2, *	3,000	106,440
Ltd. Brands, Inc. [1,2]	5,100	61,047
Ross Stores, Inc. [1,2]	2,100	81,060
TJX Companies, Inc. [1,2]	3,600	113,257

		460,204

Apparel, Accessories & Luxury
Goods — 0.7%
Carter’s, Inc. *	2,630	64,724
Gildan Activewear, Inc. *	1,580	23,384
Phillips-Van Heusen Corporation [1,2]	800	22,952

		111,060

Auto Parts & Equipment — 0.0%
Wonder Auto Technology, Inc. *	191	1,935

Automobile Manufacturers — 0.4%
Honda Motor Company, Ltd. ADR	2,262	61,911

Automotive Retail — 1.0%
AutoNation, Inc. *	9,369	162,552

Biotechnology — 1.0%
Amgen, Inc. 1, 2, *	1,800	95,291
Cephalon, Inc. *	890	50,419
Isis Pharmaceuticals, Inc.*	221	3,647

		149,357

Casinos & Gaming — 0.1%
Bally Technologies, Inc. *	664	19,867

Coal & Consumable Fuels — 0.6%
Alpha Natural Resources, Inc. *	3,098	81,385
Denison Mines Corporation *	5,531	8,960

		90,345

Commodity Chemicals — 0.1%
Braskem S.A. ADR *	2,298	16,913

Communications Equipment — 1.1%
Cisco Systems, Inc. *	3,761	70,105
Harmonic, Inc. 1, 2, *	11,000	64,790
JDS Uniphase Corporation *	6,416	36,700

		171,595

Computer & Electronics Retail — 0.5%
RadioShack Corporation [1,2]	5,100	71,196

	Shares	Value
COMMON STOCKS — 81.4% (continued)
Computer Storage & Peripherals — 0.5%
Western Digital Corporation *	2,657	$70,411

Construction & Engineering — 1.4%
Aecom Technology Corporation *	1,125	36,000
Foster Wheeler AG *	2,137	50,754
KBR, Inc.	5,531	101,992
URS Corporation *	443	21,937

		210,683

Construction & Farm Machinery & Heavy Trucks — 3.2%
CNH Global N.V.	1,165	16,357
Joy Global, Inc. [1,2]	9,763	348,735
Trinity Industries, Inc. [1,2]	10,200	138,924

		504,016

Diversified Banks — 0.7%
Banco Latinoamericano de Exportaciones S.A.	308	3,828
Canadian Imperial Bank of Commerce	632	31,644
HSBC Holdings plc ADR	1,580	65,997

		101,469

Diversified Metals & Mining — 1.5%
Anglo American plc ADR	2,370	34,697
Brush Engineered Materials, Inc. *	4,203	70,400
General Moly, Inc. *	5,974	13,262
RTI International Metals, Inc. *	2,656	46,932
Teck Cominco, Ltd. (Cl.B)	813	12,959
Titanium Metals Corporation	1,550	14,245
Walter Energy, Inc.	1,106	40,081

		232,576

Diversified Real Estate Activities — 0.3%
Brookfield Asset Management, Inc.	1,580	26,971
St. Joe Company *	904	23,947

		50,918

Drug Retail — 0.3%
CVS Caremark Corporation	1,685	53,701

Education Services — 0.0%
China Distance Education Holdings, Ltd. ADR *	652	4,564

Electrical Components & Equipment — 1.5%
AO Smith Corporation [1,2]	2,800	91,196
Fushi Copperweld, Inc. *	608	5,028
General Cable Corporation *	1,991	74,822
GrafTech International, Ltd. *	1,795	20,301
Thomas & Betts Corporation *	1,355	39,065

		230,412

Electronic Components — 1.4%
Corning, Inc. [3]	13,939	223,860

Electronic Manufacturing Services — 0.1%
Jabil Circuit, Inc.	1,327	9,846

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS — 81.4% (continued)
Exchange Traded Funds — 4.7%
iShares MSCI Emerging Markets Index Fund [3]	14,245	$459,117
iShares Silver Trust *	443	5,927
PowerShares DB Agriculture Fund	1,549	39,422
PowerShares DB Base Metals Fund	664	10,006
Semiconductor HOLDRs Trust	4,426	94,938
SPDR Gold Trust *	1,327	120,996

		730,406

Fertilizers & Agricultural Chemicals — 0.7%
Agrium, Inc.	669	26,686
CF Industries Holdings, Inc.	885	65,615
China Green Agriculture, Inc. *	1,580	12,782

		105,083

Food Retail — 0.5%
Safeway, Inc. [1,2]	3,900	79,443

Forest Products — 0.1%
Louisiana-Pacific Corporation	5,026	17,189

General Merchandise Stores — 0.7%
Family Dollar Stores, Inc. [1,2]	3,700	104,710

Gold — 0.6%
AngloGold Ashanti, Ltd. ADR	790	28,938
Eldorado Gold Corporation *	7,902	70,723

		99,661

Health Care Distributors — 0.8%
Owens & Minor, Inc. [1,2]	2,700	118,314

Health Care Equipment — 1.1%
Baxter International, Inc. [1,2]	1,800	95,328
Intuitive Surgical, Inc. *	448	73,320

		168,648

Health Care Facilities — 0.6%
Health Management Associates, Inc. *	5,134	25,362
Kindred Healthcare, Inc. 1, 2, *	3,900	48,243
Tenet Healthcare Corporation *	9,162	25,837

		99,442

Health Care Services — 0.6%
Lincare Holdings, Inc. 1, 2, *	3,800	89,376

Home Entertainment Software — 5.1%
Shanda Interactive Entertainment, Ltd. ADR 1, 2, *	15,100	789,578

Human Resources & Employment Services — 0.5%
Watson Wyatt Worldwide, Inc. [1,2]	2,200	82,566

Hypermarkets & Super Centers — 0.7%
Wal-Mart Stores, Inc. [1,2]	2,200	106,568

	Shares	Value
COMMON STOCKS — 81.4% (continued)
Independent Power Producers & Energy Traders — 1.5%
Calpine Corporation *	4,733	$52,773
Constellation Energy Group, Inc. [1,2]	5,100	135,558
Ormat Technologies, Inc.	1, 206	48,614

		236,945

Industrial Conglomerates — 1.0%
3M Company	1,770	106,377
General Electric Company [1,2]	4,200	49,224

		155,601

Industrial Machinery — 0.5%
Timken Company	1,327	22,665
Watts Water Technologies, Inc. [1,2]	2,800	60,312

		82,977

Integrated Oil & Gas — 1.0%
ConocoPhillips [1,2]	1,500	63,090
Petroleo Brasileiro S.A. ADR	885	36,267
Suncor Energy, Inc.	1,896	57,525

		156,882

Integrated Telecommunication Services — 1.7%
AT&T, Inc. [1,2]	10,600	263,304

Internet Retail — 0.1%
Amazon.com, Inc. *	234	19,576

Internet Software & Services — 0.7%
Google, Inc. *	227	95,701
VeriSign, Inc. *	1,106	20,439

		116,140

Investment Banking & Brokerage — 1.8%
Goldman Sachs Group, Inc. [3]	2,003	295,322

IT Consulting & Other Services — 0.6%
Accenture, Ltd.	2,153	72,040
Ness Technologies, Inc. *	1,169	4,571
Yucheng Technologies, Ltd. *	1,580	13,477

		90,088

Life & Health Insurance — 0.8%
Prudential Financial, Inc.	3,218	119,774

Life Sciences Tools & Services — 2.3%
Charles River Laboratories International, Inc. 1, 2, *	2,000	67,500
Illumina, Inc. *	1,549	60,318
Life Technologies Corporation 1, 2, *	2,800	116,816
Millipore Corporation 1, 2, *	1,800	126,378

		371,012

Managed Health Care — 0.3%
WellCare Health Plans, Inc. 1, 2, *	2,300	42,527

Movies & Entertainment — 1.2%
Marvel Entertainment, Inc. 1, 2, *	5,400	192,186

Multi-Line Insurance — 0.2%
Genworth Financial, Inc. [1,2]	4,000	27,960

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS — 81.4% (continued)
Oil & Gas Equipment & Services — 1.0%
RPC, Inc.	791	$6,605
Weatherford International, Ltd. *	7,743	151,453
Willbros Group, Inc. *	395	4,941

		162,999

Oil & Gas Exploration & Production — 1.6%
Anadarko Petroleum Corporation [1,2]	2,755	125,050
Comstock Resources, Inc. *	443	14,641
EnCana Corporation	790	39,081
Nexen, Inc.	632	13,683
Range Resources Corporation	1,106	45,799

		238,254

Oil & Gas Refining & Marketing — 0.1%
Western Refining, Inc.	2,323	16,400

Oil & Gas Storage & Transportation — 0.1%
Tsakos Energy Navigation, Ltd.	790	12,751

Other Diversified Financial Services — 1.2%
JPMorgan Chase & Company [3]	5,532	188,697

Packaged Foods & Meats — 1.1%
HQ Sustainable Maritime Industries, Inc. *	3,603	32,967
Smithfield Foods, Inc. *	3,319	46,366
Tyson Foods, Inc.	7,301	92,066

		171,399

Personal Products — 0.5%
Herbalife, Ltd. [1,2]	2,500	78,850

Pharmaceuticals — 2.7%
Forest Laboratories, Inc. 1, 2, *	3,400	85,374
Johnson & Johnson [1,2]	5,000	284,000
Viropharma, Inc. 1, 2, *	9,900	58,707

		428,081

Precious Metals & Minerals — 0.6%
E-TRACS UBS Long Platinum ETN *	3,538	50,558
Harry Winston Diamond Corporation	3,313	19,745
Hecla Mining Company *	6,214	16,654

		86,957

Property & Casualty Insurance — 0.7%
ACE, Ltd.	961	42,505
Amtrust Financial Services, Inc. [1,2]	6,000	68,400

		110,905

Railroads — 0.2%
Union Pacific Corporation	664	34,568

Regional Banks — 0.5%
First Horizon National Corporation	6,285	75,422

	Shares	Value
COMMON STOCKS — 81.4% (continued)
Reinsurance — 0.6%
Endurance Specialty Holdings, Ltd. [1,2]	3,000	$87,900

Restaurants — 0.6%
Jack in the Box, Inc. 1, 2, *	4,000	89,800

Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 1, 2, *	9,200	43,516

Semiconductors — 2.5%
Atmel Corporation 3, *	62,952	234,810
Cree, Inc. *	1,548	45,496
Intel Corporation	6,431	106,433

		386,739

Specialized REIT’s — 1.0%
Plum Creek Timber Company, Inc.	2,213	65,903
Potlatch Corporation	664	16,129
Rayonier, Inc.	1,991	72,373

		154,405

Specialty Chemicals — 0.9%
OM Group, Inc. *	4,831	140,196

Specialty Stores — 0.5%
Staples, Inc.	1,548	31, 223
Tractor Supply Company *	1,106	45,700

		76,923

Steel — 1.9%
Commercial Metals Company	2,212	35,458
Gerdau Ameristeel Corporation	4,424	30,172
Nucor Corporation	885	39,321
POSCO ADR	2	165
Reliance Steel & Aluminum Company	1,548	59,427
Schnitzer Steel Industries, Inc.	891	47,098
Steel Dynamics, Inc.	1,549	22,817
United States Steel Corporation	885	31,630
Universal Stainless & Alloy *	1,190	19,361

		285,449

Systems Software — 2.9%
CA, Inc. [1,2]	19,362	337,479
Check Point Software Technologies *	1,036	24,315
Symantec Corporation 1, 2, *	5,900	91,804

		453,598

Technology Distributors — 0.8%
Arrow Electronics, Inc. 1, 2, *	2,600	55,224
Avnet, Inc. 1, 2, *	3,100	65,193

		120,417

Tires & Rubber — 0.4%
Goodyear Tire & Rubber Company *	5,974	67,267

Tobacco — 4.5%
Altria Group, Inc. [1,2]	16,700	273,713
Philip Morris International, Inc. [1,2]	9,800	427,476

		701,189

Trucking — 1.5%
Arkansas Best Corporation	1,769	46,613
Con-way, Inc. [1,2]	1,700	60,027
Heartland Express, Inc.	2,481	36,520

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS — 81.4% (continued)
Trucking — 1.5% (continued)
Hertz Global Holdings, Inc. *	8,092	$64,655
J.B. Hunt Transport Services, Inc.	664	20,272

		228,087

TOTAL COMMON STOCKS (cost $14,697,410)		$12,638,059

	Shares	Value
FOREIGN STOCKS — 7.9%
Canada — 2.1%
Agnico-Eagle Mines, Ltd. [4]	6,195	$326,285

France — 0.4%
UBISOFT Entertainment *	2,446	59,524

Germany — 2.7%
Volkswagen AG	1,300	439,821

Japan — 0.9%
JGC Corporation	4,288	69,444
NTT DoCoMo, Inc.	39	57,169

		126,613

Portugal — 0.7%
Brisa Auto-Estradas de Portugal S.A.	15,796	113,581

South Africa — 0.3%
Aveng, Ltd.	9,842	44,670

United Kingdom — 0.8%
Cadbury plc	5,903	50,353
Imperial Tobacco Group plc	2,724	70,716

		121,069

TOTAL FOREIGN STOCKS (cost $1,219,858)		$1,231,563

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES — 11.3%
Federal Home Loan Bank 0.15%, 8/28/2009[3]	$1,000,000	$999,758
Federal Home Loan Mortgage Corporation 0.15%, 7/28/2009[1]	750,000	749,949

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (cost $1,749,674)		$1,749,707

	Principal
	Amount	Value
SHORT TERM INVESTMENTS — 16.0%
State Street General Account U.S. Government Fund	$2,488,542	$2,488,542

TOTAL SHORT TERM INVESTMENTS (cost $2,486,092)		$2,488,542

	Principal
	Amount	Value
REPURCHASE AGREEMENT — 0.0%
State Street, 0.01%, dated 6/30/09, matures 7/1/09; repurchase amount $2,858 (Collateralized by FHLMC, 8/27/17 with a value of $5,138)	$2,858	$2,858

TOTAL REPURCHASE AGREEMENT (cost $2,858)		$2,858

Total Investments — 116.6% (cost $20,155,892)		$18,110,729
Liabilities, Less Cash & Other Assets — (16.6)%		(2,581,334)

Total Net Assets — 100.0%		$15,529,396

Schedule of Securities Sold Short

	Shares	Value
COMMON STOCKS — (25.6)%
Advertising — (0.4)%
Focus Media Holding, Ltd. ADR 5, *	(2,130)	$(63,900)

Air Freight & Logistics — (0.1)%
FedEx Corporation	(193)	(10,735)

Alternative Carriers — (0.4)%
Clearwire Corporation 5, *	(2,530)	(28,665)
Global Crossing, Ltd. 5, *	(1,800)	(28,746)

		(57,411)

Biotechnology — (3.2)%
Acorda Therapeutics, Inc. 5, *	(2,800)	(74,900)
Alnylam Pharmaceuticals, Inc. 5, *	(2,900)	(85,288)
Cepheid, Inc. 5, *	(5,300)	(81,620)
Regeneron Pharmaceuticals, Inc. 5, *	(3,180)	(69,038)
Rigel Pharmaceuticals, Inc. 5, *	(3,050)	(78,324)
Savient Pharmaceuticals, Inc. 5, *	(2,420)	(48,013)
Vertex Pharmaceuticals, Inc. 5, *	(2,600)	(71,942)

		(509,125)

Building Products — (0.9)%
USG Corporation 5, *	(4,940)	(141,876)

Communications Equipment — (0.3)%
Riverbed Technology, Inc. 5, *	(3,280)	(43,624)

Computer Storage & Peripherals — (0.3)%
Intermec, Inc. 5, *	(2,740)	(54,307)

Diversified Banks — (3.4)%
Wells Fargo & Company [5]	(12,384)	(539,689)

Diversified Metals & Mining — (0.2)%
Ivanhoe Mines, Ltd. 5, *	(4,440)	(37,030)

Diversified REIT’s — (0.1)%
Vornado Realty Trust	(193)	(8,691)

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Alpha Opportunity Series

	Shares	Value
COMMON STOCKS — (25.6)% (continued)
Electric Utilities — (1.6)%
Korea Electric Power Corporation ADR [5]	(18,310)	$(247,734)

Exchange Traded Funds — (1.6)%
iShares Barclays 20+ Year Treasury Bond Fund	(2,512)	(237,560)
iShares Dow Jones US Real Estate Index Fund	(193)	(6,222)

		(243,782)

Health Care Equipment — (0.4)%
Intuitive Surgical, Inc. 5, *	(200)	(56,100)
SurModics, Inc. *	(72)	(1,629)

		(57,729)

Health Care Supplies — (0.5)%
Align Technology, Inc. 5, *	(6,100)	(74,420)

Health Care Technology — (0.6)%
athenahealth, Inc. 5, *	(2,500)	(89,625)

Home Entertainment Software — (0.2)%
Electronic Arts, Inc. 5, *	(900)	(36,720)

Internet Software & Services — (1.7)%
Baidu, Inc. ADR 5, *	(200)	(53,726)
Equinix, Inc. 5, *	(1,000)	(79,940)
SAVVIS, Inc. 5, *	(5,700)	(84,018)
VeriSign, Inc. 5, *	(1,200)	(30,756)

		(248,440)

Leisure Products — (1.9)%
Pool Corporation [5]	(11,639)	(288,065)

Life Sciences Tools & Services — (1.6)%
AMAG Pharmaceuticals, Inc. 5, *	(1,900)	(82,954)
Exelixis, Inc. 5, *	(4,500)	(28,845)
Luminex Corporation 5, *	(2,500)	(63,725)
Sequenom, Inc. 5, *	(3,810)	(78,524)

		(254,048)

Oil & Gas Exploration & Production — (0.7)%
BPZ Resources, Inc. 5, *	(5,700)	(107,160)

Pharmaceuticals — (0.9)%
Auxilium Pharmaceuticals, Inc. 5, *	(1,540)	(56,703)
Sepracor, Inc. 5, *	(1,400)	(24,500)
XenoPort, Inc. 5, *	(1,376)	(63,062)

		(144,265)

Regional Banks — (0.7)%
PrivateBancorp, Inc. [5]	(2,390)	(102,770)

Semiconductor Equipment — (0.2)%
Varian Semiconductor Equipment Associates, Inc. 5, *	(1,260)	(33,037)

Semiconductors — (1.1)%
Cree, Inc. 5, *	(4,000)	(109,840)
Rambus, Inc. 5, *	(3,600)	(55,224)

		(165,064)

	Shares	Value
COMMON STOCKS — (25.6)% (continued)
Soft Drinks — (0.6)%
Hansen Natural Corporation 5, *	(3,250)	$(96,233)

Specialized REIT’s — (0.1)%
Public Storage, Inc.	(193)	(12,638)

Specialty Chemicals — (0.4)%
Zoltek Companies, Inc. 5, *	(2,700)	(49,221)

Systems Software — (0.7)%
Red Hat, Inc. 5, *	(2,610)	(46,589)
VMware, Inc. 5, *	(2,400)	(68,592)

		(115,181)

Wireless Telecommunication Services — (0.8)%
Leap Wireless International, Inc. 5, *	(1,500)	(65,100)
SBA Communications Corporation 5, *	(2,400)	(69,096)

		(134,196)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $3,946,084)		$(3,966,716)

	Shares	Value
FOREIGN STOCKS — (23.5)%
Australia — (1.4)%
Aquila Resources, Ltd. 5, *	(2,500)	$(21,907)
Arrow Energy, Ltd. 5, *	(8,900)	(22,965)
Ausenco, Ltd. [5]	(2,100)	(22,658)
Queensland Gas Company, Ltd. 5, *	(12,800)	(49,787)
Riversdale Mining, Ltd. 5, *	(6,700)	(50,985)
Sino Gold Mining, Ltd. 5,6,*	(8,600)	(35,368)
Western Areas NL 5, *	(6,200)	(44,457)

		(248,127)

Austria — (2.8)%
bwin Interactive Entertainment AG 5, *	(1,600)	(45,582)
Erste Group Bank AG [5]	(5,200)	(319,536)
Intercell AG 5, *	(1,900)	(74,840)

		(439,958)

Bermuda — (0.1)%
C C Land Holdings, Ltd. [5]	(50,000)	(13,945)

Canada — (1.5)%
Agnico-Eagle Mines, Ltd. [4,5]	(1,800)	(119,002)
Silver Wheaton Corporation 5, *	(6,100)	(64,046)
Trican Well Service, Ltd. [5]	(2,000)	(34,043)

		(217,091)

China — (1.7)%
Anhui Conch Cement Company, Ltd. [5]	(4,500)	(20,259)
Beijing Capital International Airport Company, Ltd. [5]	(218,000)	(188,550)
China Communications Construction Company, Ltd. [5]	(15,000)	(15,536)
China National Building Material Company, Ltd. [5]	(14,700)	(19,910)
China National Materials Company, Ltd. [5]	(34,400)	(17,537)

		(261,792)

Germany — (4.0)%
Premiere AG 5, *	(4,000)	(65,668)

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Alpha Opportunity Series

	Shares	Value
FOREIGN STOCKS — (23.5)% (continued)
Germany — (4.0)% (continued)
Volkswagen AG [5]	(1,300)	$(539,375)

		(605,043)

Gibraltar — (0.3)%
PartyGaming plc [5]	(15,200)	(57,210)

Hong Kong — (0.4)%
China Merchants Holdings International Company, Ltd. [5]	(3,100)	(11,047)
Franshion Properties China, Ltd. [5]	(79,400)	(22,104)
Fushan International Energy Group, Ltd. 5, *	(66,000)	(23,727)

		(56,878)

Ireland — (0.2)%
Ryanair Holdings plc 5, *	(9,600)	(35,971)

Isle Of Man — (0.3)%
Genting Singapore plc 5, *	(124,900)	(41,123)

Japan — (3.3)%
Access Company, Ltd. 5, *	(17)	(32,755)
Aeon Mall Company, Ltd. [5]	(1,700)	(52,093)
Aozora Bank, Ltd. [5]	(16,300)	(26,250)
Japan Steel Works, Ltd. [5]	(1,500)	(20,809)
Marui Group Company, Ltd. [5]	(29,100)	(219,527)
Mizuho Financial Group, Inc. [5]	(11,000)	(45,461)
Mizuho Trust & Banking Company, Ltd. [5]	(17,700)	(24,682)
Modec, Inc. [5]	(900)	(23,195)
Monex Group, Inc. [5]	(78)	(27,384)
Tokyo Broadcasting System, Inc. [5]	(1,300)	(21,836)
Toyo Tanso Company, Ltd. [5]	(500)	(27,007)

		(520,999)

Norway — (0.2)%
Sevan Marine ASA 5, *	(5,900)	(30,951)

Portugal — (3.0)%
Brisa Auto-Estradas de Portugal S.A. [5]	(44,400)	(461,804)

Spain — (0.4)%
Zeltia S.A. [5]	(8,000)	(54,559)

Sweden — (2.5)%
Electrolux AB [5]	(30,100)	(395,762)

Switzerland — (0.9)%
Basilea Pharmaceutica 5, *	(500)	(83,364)
Meyer Burger Technology AG 5, *	(200)	(49,878)

		(133,242)

United Kingdom — (0.5)%
Imperial Energy Corporation plc 5, *	(3,900)	(77,681)

TOTAL FOREIGN STOCKS SOLD SHORT (proceeds $3,495,580)		$(3,652,136)

TOTAL SECURITIES SOLD SHORT — (49.1%) (proceeds $7,441,664)		$(7,618,852)

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $20,474,344.

ADR	American Depositary Receipt

plc	Public Limited Company

*	Non-income producing security

[1]	Security is segregated as collateral for open short positions.

[2]	Security is deemed illiquid. The total market value of illiquid securities is $6,537,709 (cost $8,525,744), or 42.1% of total net assets. The securities were liquid at time of purchase. This security is deemed illiquid due to the Series exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services.

[3]	Security is segregated as collateral for open futures contracts.

[4]	Security was acquired through a private placement.

[5]	Security is fair valued by the Valuation Committee at June 30, 2009. The total market value of fair valued securities amounts to $(7,341,377) (cost $(7,166,694)), or (47.3%) of total net assets.

[6]	Security is a PFIC (Passive Foreign Investment Company).

Schedule of Investments June 30, 2009	Rydex | SGI Equity Fund Equity Series

	Shares	Value
COMMON STOCKS — 96.2%
Advertising — 1.4%
Omnicom Group, Inc.	74,910	$2,365,658

Aerospace & Defense — 5.9%
Goodrich Corporation	57,650	2,880,771
Honeywell International, Inc.	77,770	2,441,978
ITT Corporation	49,350	2,196,075
United Technologies Corporation	39,600	2,057,616

		9,576,440

Air Freight & Logistics — 1.7%
FedEx Corporation	49,200	2,736,504

Broadcasting — 0.2%
CBS Corporation	47,000	326,650

Building Products — 0.9%
USG Corporation *	151,800	1,528,626

Coal & Consumable Fuels — 1.4%
Peabody Energy Corporation	77,540	2,338,606

Communications Equipment — 2.2%
Qualcomm, Inc.	78,225	3,535,770

Computer Hardware — 3.2%
Apple, Inc. *	23,000	3,275,889
Hewlett-Packard Company	48,200	1,862,930

		5,138,819

Construction Materials — 0.2%
Vulcan Materials Company	7,900	340,490

Consumer Finance — 0.2%
First Marblehead Corporation *	152,371	307,789

Data Processing & Outsourced Services — 2.3%
Western Union Company	232,200	3,808,080

Department Stores — 2.9%
JC Penney Company, Inc.	84,300	2,420,252
Kohl’s Corporation *	54,850	2,344,838

		4,765,090

Diversified Banks — 2.0%
U.S. Bancorp	87,775	1,572,928
Wells Fargo & Company	66,764	1,619,695

		3,192,623

Diversified Chemicals — 0.5%
Dow Chemical Company	49,600	800,544

Drug Retail — 3.3%
CVS Caremark Corporation	170,455	5,432,401

Electric Utilities — 1.6%
American Electric Power Company, Inc.	655	18,923
Edison International	86,500	2,721,290

		2,740,213

Electrical Components & Equipment — 1.5%
Emerson Electric Company	77,650	2,515,860

	Shares	Value
COMMON STOCKS — 96.2% (continued)
Electronic Components — 1.4%
Corning, Inc.	143,170	$2,299,310

Electronic Manufacturing Services — 1.0%
Tyco Electronics, Ltd.	85,600	1,591,304

Exchange Traded Funds — 1.0%
iShares Russell 1000 Value Index Fund	17,100	813,960
iShares S&P 500 Value Index Fund	18,300	798,978

		1,612,938

Fertilizers & Agricultural Chemicals — 1.3%
Monsanto Company	28,860	2,145,452

Footwear — 1.0%
Nike, Inc. (Cl.B)	31,500	1,631,070

General Merchandise Stores — 1.5%
Target Corporation	60,350	2,382,015

Health Care Equipment — 1.9%
Covidien plc	33,800	1,265,472
Hospira, Inc. *	49,500	1,906,740

		3,172,212

Health Care Services — 1.1%
Medco Health Solutions, Inc. *	39,400	1,797,034

Home Entertainment Software — 2.1%
Activision Blizzard, Inc. *	271,175	3,424,940

Home Improvement Retail — 1.4%
Lowe’s Companies, Inc.	118,200	2,294,262

Hypermarkets & Super Centers — 2.6%
Costco Wholesale Corporation	42,500	1,942,250
Wal-Mart Stores, Inc.	48,100	2,329,964

		4,272,214

Independent Power Producers & Energy Traders — 0.7%
NRG Energy, Inc. *	41,500	1,077,340

Industrial Conglomerates — 2.4%
General Electric Company	134,800	1,579,856
McDermott International, Inc. *	117,100	2,378,301

		3,958,157

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	37,570	2,426,647

Industrial Machinery — 1.0%
Parker Hannifin Corporation	38,300	1,645,368

Insurance Brokers — 0.8%
AON Corporation	32,900	1,245,923

Integrated Oil & Gas — 3.6%
Chevron Corporation	29,900	1,980,875

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Equity Series

	Shares	Value
COMMON STOCKS — 96.2% (continued)
Integrated Oil & Gas — 3.6% (continued)
ConocoPhillips	14,400	$605,664
Exxon Mobil Corporation	45,700	3,194,887

		5,781,426

Integrated Telecommunication Services — 0.5%
Windstream Corporation	98,400	822,624

Internet Software & Services — 2.2%
Google, Inc. *	8,470	3,570,867

Investment Banking & Brokerage — 1.6%
Goldman Sachs Group, Inc.	17,850	2,631,804

IT Consulting & Other Services — 2.0%
Cognizant Technology Solutions Corporation *	123,370	3,293,979

Managed Health Care — 0.8%
Aetna, Inc.	49,600	1,242,480

Movies & Entertainment — 1.0%
Time Warner, Inc.	61,700	1,554,223

Oil & Gas Drilling — 2.2%
Transocean, Ltd. *	49,010	3,640,953

Oil & Gas Equipment & Services — 0.9%
Halliburton Company	74,300	1,538,010

Oil & Gas Exploration & Production — 2.6%
Chesapeake Energy Corporation	64,400	1,277,052
XTO Energy, Inc.	76,000	2,898,640

		4,175,692

Oil & Gas Storage & Transportation — 0.9%
Williams Companies, Inc.	93,900	1,465,779

Other Diversified Financial Services — 2.6%
JPMorgan Chase & Company	125,205	4,270,743

Pharmaceuticals — 4.2%
Pfizer, Inc.	137,720	2,065,800
Schering-Plough Corporation	57,700	1,449,424
Teva Pharmaceutical Industries, Ltd. ADR	69,190	3,413,835

		6,929,059

Property & Casualty Insurance — 2.3%
Berkshire Hathaway, Inc. *	42	3,780,000

Railroads — 3.8%
Burlington Northern Santa Fe Corporation	44,300	3,257,822

	Shares	Value
COMMON STOCKS — 96.2% (continued)
Railroads — 3.8% (continued)
Union Pacific Corporation	56,400	$2,936,184

		6,194,006

Research & Consulting Services — 1.1%
Equifax, Inc.	67,400	1,759,140

Restaurants - 2.8%
Darden Restaurants, Inc.	54,910	1,810,932
Starbucks Corporation *	197,700	2,746,053

		4,556,985

Semiconductors — 2.0%
Intel Corporation	194,350	3,216,493

Soft Drinks — 2.2%
PepsiCo, Inc.	64,640	3,552,614

Systems Software — 1.5%
Microsoft Corporation	102,470	2,435,712

Tobacco — 1.3%
Altria Group, Inc.	47,700	781,803
Philip Morris International, Inc.	30,600	1,334,772

		2,116,575

TOTAL COMMON STOCKS (cost $182,995,622)		$156,955,513

	Principal
	Amount	Value
COMMERCIAL PAPER — 0.9%
Banking — 0.9%
Wells Fargo & Company, Inc. 0.17%, 07/01/2009	$1,500,000	$1,500,000

TOTAL COMMERCIAL PAPER (cost $1,500,000)		$1,500,000

Total Investments — 97.1% (cost $184,495,622)		$158,455,513
Cash & Other Assets, Less Liabilities — 2.9%		4,802,407

Total Net Assets — 100.0%		$163,257,920

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $185,912,180.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Global Series

	Shares	Value
COMMON STOCKS — 97.6%
Australia — 1.1%
Suncorp-Metway, Ltd.	121,153	$654,116
Telstra Corporation, Ltd.	187,961	513,468

		1,167,584

Bermuda — 3.3%
Aspen Insurance Holdings, Ltd.	18,100	404,354
IPC Holdings, Ltd.	49,900	1,364,266
Lancashire Holdings, Ltd.	177,823	1,364,719
Platinum Underwriters Holdings, Ltd.	11,186	319,808

		3,453,147

Canada — 2.5%
Empire Company, Ltd.	13,498	490,815
Research In Motion, Ltd. *	29,200	2,074,660

		2,565,475

Cayman Islands — 4.5%
Mindray Medical International, Ltd. ADR	37,393	1,044,013
Netease.com ADR *	40,945	1,440,445
Perfect World Company, Ltd. ADR *	53,913	1,541,911
Renhe Commercial Holdings Company, Ltd.	3,776,000	779,541

		4,805,910

Finland — 0.5%
Neste Oil Oyj	34,980	485,867

France — 3.1%
France Telecom S.A.	27,122	614,930
Sanofi-Aventis S.A.	8,502	499,444
UBISOFT Entertainment *	89,251	2,171,952

		3,286,326

Germany — 0.5%
Software AG	7,762	548,976

Hong Kong — 3.8%
China Unicom Hong Kong, Ltd.	1,466,000	1,940,745
CNOOC, Ltd.	1,271,000	1,575,999
HongKong Electric Holdings	97,000	539,431

		4,056,175

Italy — 2.6%
ENI SpA	14,923	352,792
Parmalat SpA	1,011,038	2,438,407

		2,791,199

Japan — 12.4%
Culture Convenience Club Company, Ltd.	70,100	601,117
Gree, Inc.	24,910	1,820,570
Honda Motor Company, Ltd.	53,900	1,488,440
Nippon Mining Holdings, Inc.	95,000	495,095
Nissin Foods Holdings Company, Ltd.	35,400	1,073,117
NTT DoCoMo, Inc.	1,093	1,602,197
Osaka Securities Exchange Company, Ltd.	89	427,791
Sankyo Company, Ltd.	32,180	1,720,498
Seven Bank, Ltd.	307	806,024
Shinsei Bank, Ltd.	31	50
Toyo Suisan Kaisha, Ltd.	145,800	3,007,575

		13,042,474

Jersey — 1.5%
Randgold Resources, Ltd. ADR	24,500	1,572,165

	Shares	Value
COMMON STOCKS — 97.6% (continued)
Netherlands — 0.4%
Imtech N.V.	19,999	$388,336

Norway — 2.0%
Marine Harvest *	2,543,516	1,708,836
Tandberg ASA	26,200	441,074

		2,149,910

Papua New Guinea — 1.7%
Oil Search, Ltd.	398,892	1,755,067

Poland — 0.5%
Polski Koncern Naftowy Orlen	59,224	492,429

Spain — 0.6%
Repsol YPF S.A.	29,901	668,708

Switzerland — 7.1%
ACE, Ltd.	48,200	2,131,886
Foster Wheeler AG *	33,700	800,375
Lonza Group AG	21,657	2,150,948
Syngenta AG	5,366	1,245,926
Transocean, Ltd. *	15,425	1,145,923

		7,475,058

United Kingdom — 6.3%
BG Group plc	61,601	1,032,679
Compass Group plc	313,764	1,762,777
Imperial Tobacco Group plc	62,292	1,617,122
Meggitt plc	164,700	428,786
RSA Insurance Group plc	222,009	439,380
Standard Chartered plc	73,938	1,386,680

		6,667,424

United States — 43.2%
99 Cents Only Stores *	32,800	445,424
Allegiant Travel Company *	55,313	2,192,607
Altria Group, Inc.	92,352	1,513,650
American Italian Pasta Company *	16,300	474,982
Apple, Inc. *	16,802	2,393,109
Brink’s Company	64,500	1,872,435
Brink’s Home Security Holdings, Inc. *	42,015	1,189,445
Casey’s General Stores, Inc.	21,200	544,628
Cisco Systems, Inc. *	99,211	1,849,293
CVS Caremark Corporation	18,100	576,847
Darden Restaurants, Inc.	11,100	366,078
Eaton Corporation	11,900	530,859
Express Scripts, Inc. *	40,802	2,805,138
Ezcorp, Inc. *	32,700	352,506
Family Dollar Stores, Inc.	17,670	500,061
Foot Locker, Inc.	47,500	497,325
Forest Oil Corporation *	92,400	1,378,608
GameStop Corporation *	25,500	561,255
General Electric Company	52,000	609,440
Goldman Sachs Group, Inc.	13,242	1,952,400
Hill-Rom Holdings, Inc.	32,570	528,285
Interactive Brokers Group, Inc. *	69,456	1,078,652
InterDigital, Inc. *	25,900	632,996
International Business Machines Corporation	5,080	530,454
ITT Educational Services, Inc. *	20,890	2,102,787
JPMorgan Chase & Company	28,740	980,321
Kennametal, Inc.	28,200	540,876
Kimberly-Clark Corporation	35,380	1,854,973

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Global Series

	Shares	Value
COMMON STOCKS — 97.6% (continued)
United States — 43.2% (continued)
Kroger Company	20,800	$458,640
Life Technologies Corporation *	41,800	1,743,896
Manitowoc Company, Inc.	82,100	431,846
Mirant Corporation *	52,600	827,924
Mylan, Inc. *	139,825	1,824,716
Newell Rubbermaid, Inc.	47,087	490,176
Occidental Petroleum Corporation	20,500	1,349,105
Philip Morris International, Inc.	45,652	1,991,341
Symantec Corporation *	35,400	550,824
Synaptics, Inc. *	6,400	247,360
Trinity Industries, Inc.	35,437	482,652
Universal Health Services, Inc.	9,400	459,190
Wabtec Corporation	16,300	524,371
Wal-Mart Stores, Inc.	42,561	2,061,655
Watson Pharmaceuticals, Inc. *	15,600	525,096
World Fuel Services Corporation	19,700	812,231

		45,636,457

TOTAL COMMON STOCKS (Cost $97,291,033)		$103,008,687

	Principal
	Amount	Value
SHORT TERM INVESTMENTS — 2.6%
State Street General Account U.S. Government Fund	$2,742,897	$2,742,897

TOTAL SHORT TERM INVESTMENTS (Cost $2,742,897)		$2,742,897

Total Investments — 100.2% (cost $100,033,930)		$105,751,584
Liabilities, Less Cash & Other Assets — (0.2%)		(175,751)

Total Net Assets — 100.0%		$105,575,833

INVESTMENT CONCENTRATION
At June 30, 2009, the investment diversification of the Series was as follows:

	% of Net
Industry	Assets	Value

Packaged Foods & Meats	8.2%	$8,702,917
Tobacco	4.7	5,122,113
Communications Equipment	4.8	4,998,023
Oil & Gas Exploration & Production	4.5	4,709,674
Life Sciences Tools & Services	3.7	3,894,844
Home Entertainment Software	3.4	3,713,863
Integrated Oil & Gas	3.2	3,403,284
Internet Software & Services	3.1	3,261,015
Property & Casualty Insurance	3.0	3,190,356
Integrated Telecommunication Services	2.9	3,069,143
Reinsurance	2.9	3,048,793
Computer Hardware	2.8	2,923,563
Pharmaceuticals	2.7	2,849,256
Health Care Services	2.7	2,805,138
Money Markets	2.6	2,742,897
Oil & Gas Refining & Marketing	2.3	2,285,622
Airlines	2.1	2,192,607
Restaurants	2.0	2,128,855
Education Services	2.0	2,102,787
Hypermarkets & Super Centers	2.0	2,061,655
Investment Banking & Brokerage	1.8	1,952,400
Security & Alarm Services	1.8	1,872,435
Household Products	1.8	1,854,973
INVESTMENT CONCENTRATION (continued)

	% of Net
Industry	Assets	Value

Leisure Products	1.6%	$1,720,498
Wireless Telecommunication Services	1.5	1,602,197
Health Care Equipment	1.5	1,572,298
Gold	1.5	1,572,165
Specialized Finance	1.4	1,506,443
Food Retail	1.5	1,494,083
Automobile Manufacturers	1.4	1,488,440
Construction & Farm Machinery & Heavy Trucks	1.4	1,438,869
Diversified Banks	1.3	1,386,680
Fertilizers & Agricultural Chemicals	1.2	1,245,926
Specialized Consumer Services	1.1	1,189,445
Construction & Engineering	1.2	1,188,711
Oil & Gas Drilling	1.1	1,145,923
Systems Software	1.0	1,099,800
Industrial Machinery	1.0	1,071,735
Other Diversified Financial Services	0.9	980,321
General Merchandise Stores	0.9	945,485
Independent Power Producers & Energy Traders	0.8	827,924
Regional Banks	0.8	806,074
Real Estate Operating Companies	0.7	779,541
Industrial Conglomerates	0.6	609,440
Specialty Stores	0.6	601,117
Drug Retail	0.5	576,847
Computer & Electronics Retail	0.5	561,255
Electric Utilities	0.5	539,431
Apparel Retail	0.5	497,325
Housewares & Specialties	0.5	490,176
Health Care Facilities	0.4	459,190
Multi-line Insurance	0.4	439,380
Aerospace & Defense	0.4	428,786
Consumer Finance	0.3	352,506
Computer Storage & Peripherals	0.2	247,360

Total Investments	100.2	$105,751,584

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $102,652,049.

ADR	American Depositary Receipt
plc	Public Limited Company

*	Non-income producing security

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Global Institutional Series

	Shares	Value
COMMON STOCKS — 97.0%
Australia — 1.1%
Suncorp-Metway, Ltd.	5,887	$31,785
Telstra Corporation, Ltd.	9,242	25,247

		57,032

Bermuda — 3.3%
Aspen Insurance Holdings, Ltd.	900	20,106
IPC Holdings, Ltd.	2,400	65,616
Lancashire Holdings, Ltd.	8,639	66,301
Platinum Underwriters Holdings, Ltd.	548	15,667

		167,690

Canada — 2.4%
Empire Company, Ltd.	620	22,544
Research In Motion, Ltd. *	1,455	103,378

		125,922

Cayman Islands — 4.5%
Mindray Medical International, Ltd. ADR	1,844	51,484
Netease.com ADR *	1,965	69,129
Perfect World Company, Ltd. ADR *	2,581	73,817
Renhe Commercial Holdings Company, Ltd.	184,000	37,986

		232,416

Finland — 0.5%
Neste Oil Oyj	1,694	23,529

France — 3.1%
France Telecom S.A.	1,329	30,132
Sanofi-Aventis S.A.	412	24,203
UBISOFT Entertainment *	4,341	105,639

		159,974

Germany — 0.7%
Software AG	479	33,878

Hong Kong — 3.8%
China Unicom Hong Kong, Ltd.	72,000	95,316
CNOOC, Ltd.	62,000	76,878
HongKong Electric Holdings	4,500	25,025

		197,219

Italy — 2.6%
ENI SpA	731	17,281
Parmalat SpA	49,175	118,600

		135,881

Japan — 12.2%
Culture Convenience Club Company, Ltd.	3,400	29,155
Gree, Inc.	1,170	85,511
Honda Motor Company, Ltd.	2,600	71,799
Nippon Mining Holdings, Inc.	4,500	23,452
Nissin Foods Holdings Company, Ltd.	1,700	51,534
NTT DoCoMo, Inc.	53	77,691
Osaka Securities Exchange Company, Ltd.	4	19,227
Sankyo Company, Ltd.	1,560	83,405
Seven Bank, Ltd.	15	39,383
Shinsei Bank, Ltd.	2	3
Toyo Suisan Kaisha, Ltd.	7,379	152,214

		633,374

Jersey — 1.5%
Randgold Resources, Ltd. ADR	1,200	77,004

	Shares	Value
COMMON STOCKS — 97.0% (continued)
Netherlands — 0.4%
Imtech N.V.	980	$19,029

Norway — 2.0%
Marine Harvest *	124,073	83,358
Tandberg ASA	1,300	21,885

		105,243

Papua New Guinea — 1.7%
Oil Search, Ltd.	19,402	85,366

Poland — 0.5%
Polski Koncern Naftowy Orlen	2,800	23,281

Spain — 0.6%
Repsol YPF S.A.	1,327	29,677

Switzerland — 6.9%
ACE, Ltd.	2,300	101,729
Foster Wheeler AG *	1,600	38,000
Lonza Group AG	1,052	104,484
Syngenta AG	261	60,601
Transocean, Ltd. *	713	52,969

		357,783

United Kingdom — 6.3%
BG Group plc	2,996	50,225
Compass Group plc	15,261	85,738
Imperial Tobacco Group plc	3,030	78,660
Meggitt plc	7,800	20,307
RSA Insurance Group plc	10,878	21,529
Standard Chartered plc	3,596	67,442

		323,901

United States — 42.9%
99 Cents Only Stores *	1,600	21,728
Allegiant Travel Company *	2,679	106,196
Altria Group, Inc.	4,479	73,411
American Italian Pasta Company *	800	23,312
Apple, Inc. *	767	109,243
Brink’s Company	3,100	89,993
Brink’s Home Security Holdings, Inc. *	2,047	57,951
Casey’s General Stores, Inc.	1,000	25,690
Cisco Systems, Inc. *	4,790	89,286
CVS Caremark Corporation	900	28,683
Darden Restaurants, Inc.	500	16,490
Eaton Corporation	600	26,766
Express Scripts, Inc. *	2,000	137,499
Ezcorp, Inc. *	1,600	17,248
Family Dollar Stores, Inc.	878	24,847
Foot Locker, Inc.	2,300	24,081
Forest Oil Corporation *	4,500	67,140
GameStop Corporation *	1,200	26,412
General Electric Company	2,500	29,300
Goldman Sachs Group, Inc.	630	92,887
Hill-Rom Holdings, Inc.	1,595	25,871
Interactive Brokers Group, Inc. *	3,219	49,991
InterDigital, Inc. *	1,300	31,772
International Business Machines Corporation	249	26,000
ITT Educational Services, Inc. *	1,010	101,667
JPMorgan Chase & Company	1,405	47,925
Kennametal, Inc.	1,400	26,852
Kimberly-Clark Corporation	1,720	90,180

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Global Institutional Series

	Shares	Value
COMMON STOCKS — 97.0% (continued)
United States — 42.9% (continued)
Kroger Company	957	$21,102
Life Technologies Corporation *	2,014	84,024
Manitowoc Company, Inc.	4,000	21,040
Mirant Corporation *	2,600	40,924
Mylan, Inc. *	6,815	88,936
Newell Rubbermaid, Inc.	2,287	23,808
Occidental Petroleum Corporation	1,000	65,810
Philip Morris International, Inc.	2,260	98,580
Symantec Corporation *	1,700	26,452
Synaptics, Inc. *	300	11,595
Trinity Industries, Inc.	1,707	23,249
Universal Health Services, Inc.	500	24,425
Wabtec Corporation	800	25,736
Wal-Mart Stores, Inc.	2,081	100,804
Watson Pharmaceuticals, Inc. *	800	26,928
World Fuel Services Corporation	1,000	41,230

		2,213,064

TOTAL COMMON STOCKS (Cost $4,696,013)		$5,001,263

	Principal
	Amount	Value
SHORT TERM INVESTMENTS — 2.6%
State Street General Account U.S. Government Fund	$131,802	$131,802

TOTAL SHORT TERM INVESTMENTS (Cost $131,802)		$131,802

Total Investments — 99.6% (cost $4,827,815)		$5,133,065
Cash & Other Assets, Less Liabilities — 0.4%		19,919

Total Net Assets — 100.0%		$5,152,984

INVESTMENT CONCENTRATION
At June 30, 2009, the investment diversification of the Series was as follows:

	% of Net
Industry	Assets	Value

Packaged Foods & Meats	8.3%	$429,018
Tobacco	4.7	250,651
Communications Equipment	4.7	246,321
Oil & Gas Exploration & Production	4.5	229,384
Life Sciences Tools & Services	3.6	188,508
Home Entertainment Software	3.5	179,456
Integrated Oil & Gas	3.2	162,993
Internet Software & Services	2.9	154,640
Property & Casualty Insurance	3.0	153,620
Integrated Telecommunication Services	2.9	150,695
Reinsurance	2.9	147,584
Pharmaceuticals	2.7	140,067
Health Care Services	2.7	137,499
Computer Hardware	2.6	135,243
Money Markets	2.6	131,802
Oil & Gas Refining & Marketing	2.3	111,492
Airlines	2.1	106,196
Restaurants	2.0	102,228
Education Services	2.0	101,667
Hypermarkets & Super Centers	2.0	100,804
Investment Banking & Brokerage	1.8	92,887
Household Products	1.8	90,180
Security & Alarm Services	1.7	89,993
INVESTMENT CONCENTRATION (continued)

	% of Net
Industry	Assets	Value

Leisure Products	1.5%	$83,405
Wireless Telecommunication Services	1.5	77,691
Health Care Equipment	1.5	77,355
Gold	1.5	77,004
Automobile Manufacturers	1.4	71,799
Construction & Farm Machinery & Heavy Trucks	1.4	70,025
Food Retail	1.3	69,336
Specialized Finance	1.4	69,218
Diversified Banks	1.3	67,442
Fertilizers & Agricultural Chemicals	1.2	60,601
Systems Software	1.2	60,330
Specialized Consumer Services	1.1	57,951
Construction & Engineering	1.1	57,029
Industrial Machinery	1.0	53,618
Oil & Gas Drilling	1.0	52,969
Other Diversified Financial Services	0.9	47,925
General Merchandise Stores	0.9	46,575
Independent Power Producers & Energy Traders	0.8	40,924
Regional Banks	0.8	39,386
Real Estate Operating Companies	0.7	37,986
Industrial Conglomerates	0.6	29,300
Specialty Stores	0.6	29,155
Drug Retail	0.6	28,683
Computer & Electronics Retail	0.5	26,412
Electric Utilities	0.5	25,025
Health Care Facilities	0.5	24,425
Apparel Retail	0.5	24,081
Housewares & Specialties	0.5	23,808
Multi-line Insurance	0.4	21,529
Aerospace & Defense	0.4	20,307
Consumer Finance	0.3	17,248
Computer Storage & Peripherals	0.2	11,595

Total Investments	99.6	$5,133,065

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $4,953,263.
ADR    American Depositary Receipt
plc       Public Limited Company

*	Non-income producing security

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Mid Cap Value Series

	Shares	Value
COMMON STOCKS — 91.1%
Aerospace & Defense — 0.1%
Orbital Sciences Corporation *	79,927	$1,212,493

Apparel Retail — 3.5%
Brown Shoe Company, Inc.	879,500	6,367,580
Chico’s FAS, Inc. *	1,790,100	17,417,673
Talbots, Inc.	831,595	4,490,613

		28,275,866

Apparel, Accessories & Luxury Goods — 2.0%
Fossil, Inc. *	236,700	5,699,736
Maidenform Brands, Inc. *	635,900	7,293,773
Oxford Industries, Inc.	318,300	3,708,195

		16,701,704

Application Software — 0.4%
PLATO Learning, Inc. 1, *	845,700	3,382,800

Auto Parts & Equipment — 0.0%
HydroGen Corporation 1, 2, *	1,265,700	44,300

Biotechnology — 0.1%
Combinatorx, Inc. *	866,300	710,366

Building Products — 0.6%
Trex Company, Inc. *	359,900	4,811,863

Coal & Consumable Fuels — 1.8%
Evergreen Energy, Inc. *	4,775,700	4,680,186
USEC, Inc. *	1,822,100	9,693,572

		14,373,758

Communications Equipment — 1.4%
EF Johnson Technologies, Inc. 1, *	870,000	554,451
Symmetricom, Inc. 1, 2, *	1,910,270	11,022,258

		11,576,709

Construction & Engineering — 4.5%
Insituform Technologies, Inc. *	824,300	13,988,370
Quanta Services, Inc. *	437,100	10,110,123
URS Corporation 3, *	269,190	13,330,289

		37,428,782

Construction Materials — 1.2%
Eagle Materials, Inc. [3]	400,100	10,098,524

Consumer Finance — 0.3%
First Marblehead Corporation *	1,265,148	2,555,599

Data Processing & Outsourced Services — 5.0%
Affiliated Computer Services, Inc. *	250,300	11,118,326
Computer Sciences Corporation *	670,500	29,703,149

		40,821,475

Electric Utilities — 7.0%
Allete, Inc.	424,757	12,211,764
Empire District Electric Company	189,566	3,131,630
Great Plains Energy, Inc.	876,896	13,635,733
Northeast Utilities	437,893	9,769,393
Pepco Holdings, Inc.	408,400	5,488,896
Westar Energy, Inc.	739,800	13,886,046

		58,123,462

Electrical Components & Equipment — 1.2%
Power-One, Inc. 1, 2, *	5,626,300	8,383,187

	Shares	Value
COMMON STOCKS — 91.1% (continued)
Electrical Components & Equipment — 1.2% (continued)
UQM Technologies, Inc. 1, *	517,722	$1,335,723

		9,718,910

Electronic Manufacturing Services — 2.4%
Maxwell Technologies, Inc. 2, *	1,446,000	19,998,180

Exchange Traded Funds — 1.9%
iShares Russell 2000 Value Index Fund	97,600	4,541,328
iShares S&P MidCap 400	204,700	10,666,917

		15,208,245

Forest Products — 0.8%
Louisiana-Pacific Corporation	2,014,300	6,888,906

Gas Utilities — 1.5%
Atmos Energy Corporation	493,000	12,344,720

Health Care Equipment — 1.2%
Aspect Medical Systems, Inc. *	606,700	3,585,597
Hologic, Inc. *	452,000	6,431,960

		10,017,557

Health Care Facilities — 1.9%
Community Health Systems, Inc. 3, *	610,100	15,405,025

Health Care Services — 2.4%
Mednax, Inc. *	318,500	13,418,405
Providence Service Corporation *	90,000	985,500
RehabCare Group, Inc. *	228,530	5,468,723

		19,872,628

Highways & Railtracks — 0.2%
Quixote Corporation [1,2]	469,100	1,327,553

Home Furnishings — 1.2%
Leggett & Platt, Inc.	668,800	10,185,824

Human Resources & Employment Services — 0.7%
Administaff, Inc.	232,000	5,398,640

Industrial Conglomerates — 2.3%
McDermott International, Inc. *	921,300	18,711,603

Industrial Machinery — 0.9%
Harsco Corporation	230,800	6,531,640
Thermoenergy Corporation 1, 2, *	3,762,166	1,128,650

		7,660,290

Insurance Brokers — 0.5%
Arthur J Gallagher & Company	189,000	4,033,260

IT Consulting & Other Services — 0.7%
Satyam Computer Services, Ltd. ADR	1,795,479	5,583,940

Mortgage REIT’s — 0.5%
Bimini Capital Management, Inc. 1, 2, *	1,474,400	140,068
Redwood Trust, Inc.	285,027	4,206,999

		4,347,067

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Mid Cap Value Series

	Shares	Value
COMMON STOCKS — 91.1% (continued)
Multi-Line Insurance — 1.6%
American Financial Group, Inc. [3]	602,050	$12,992,239

Multi-Utilities — 4.0%
Alliant Energy Corporation	474,300	12,393,459
NorthWestern Corporation	586,100	13,339,636
SCANA Corporation	210,000	6,818,700

		32,551,795

Oil & Gas Drilling — 0.5%
Helmerich & Payne, Inc.	141,600	4,371,192

Oil & Gas Equipment & Services — 2.3%
Global Industries, Ltd. *	3,384,628	19,156,995

Oil & Gas Exploration & Production — 2.3%
Goodrich Petroleum Corporation *	159,569	3,923,802
Gulfport Energy Corporation *	664,000	4,548,400
PetroHawk Energy Corporation *	453,600	10,115,280

		18,587,482

Oil & Gas Storage & Transportation — 1.7%
Southern Union Company	746,660	13,731,077

Packaged Foods & Meats — 4.9%
Del Monte Foods Company	570,000	5,346,600
Hormel Foods Corporation [3]	360,700	12,458,578
JM Smucker Company	381,300	18,554,058
Smithfield Foods, Inc. *	281,500	3,932,555

		40,291,791

Paper Packaging — 4.0%
Bemis Company, Inc. [3]	802,800	20,230,560
Sonoco Products Company	503,200	12,051,640

		32,282,200

Paper Products — 1.5%
Schweitzer-Mauduit International, Inc.	438,700	11,937,027

Property & Casualty Insurance — 6.6%
Alleghany Corporation *	43,844	11,881,724
Employers Holdings, Inc.	382,300	5,180,165
Hanover Insurance Group, Inc.	555,800	21,181,537
W.R. Berkley Corporation	759,800	16,312,906

		54,556,332

Regional Banks — 2.8%
Commerce Bancshares, Inc. [3]	311,745	9,922,843
First Horizon National Corporation [3]	437,652	5,251,821
Old National Bancorp	158,630	1,557,747
Wilmington Trust Corporation	441,200	6,026,792

		22,759,203

Research & Consulting Services — 2.5%
ICF International, Inc. *	355,700	9,813,763
Navigant Consulting, Inc. *	850,500	10,988,459

		20,802,222

Security & Alarm Services — 1.5%
GeoEye, Inc. *	526,710	12,409,288

	Shares	Value
COMMON STOCKS — 91.1% (continued)
Semiconductor Equipment — 0.5%
Ultratech, Inc. *	316,200	$3,892,422

Semiconductors — 3.8%
IXYS Corporation [1,2]	2,483,700	25,135,044
RF Micro Devices, Inc. *	1,614,700	6,071,272

		31,206,316

Specialty Chemicals — 1.2%
Landec Corporation *	741,716	5,036,252
Zoltek Companies, Inc. *	501,000	4,869,720

		9,905,972

Trucking — 1.2%
Old Dominion Freight Line, Inc. *	61,790	2,074,290
Saia, Inc. *	417,270	7,515,033

		9,589,323

TOTAL COMMON STOCKS (cost $865,902,952)		$747,842,925

	Shares	Value
WARRANTS — 0.0%
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011	677,450	5,378

TOTAL WARRANTS (cost $699,773)		$5,378

	Principal
	Amount	Value
CONVERTIBLE BONDS — 1.1%
Electric Utilities — 0.5%
Power-One, Inc.
8.00%, 2013[4,5]	$4,000,000	$3,837,160

Metals & Minerals — 0.6%
USEC, Inc.
3.00%, 2014	7,600,000	4,902,000

TOTAL CONVERTIBLE BONDS (cost $11,600,000)		$8,739,160

	Principal
	Amount	Value
COMMERCIAL PAPER — 6.1%
Banking — 0.6%
Wells Fargo & Company, Inc.
0.17%, 07/02/2009	$5,000,000	$4,999,976

Diversified Manufacturing — 1.5%
General Electric Company
0.11%, 07/13/2009	6,000,000	5,999,780
0.14%, 07/15/2009	6,000,000	5,999,673

		11,999,453

Electric — 2.0%
Southern Company Funding Corporation
0.23%, 07/08/2009[5]	6,000,000	5,999,732
0.23%, 07/09/2009[5]	6,000,000	5,999,693
0.23%, 07/14/2009[5]	4,077,000	4,076,661

		16,076,086

Food & Beverage — 2.0%
Nestle Capital Corporation
0.15%, 07/06/2009[5]	6,000,000	5,999,876
0.13%, 07/07/2009[5]	6,000,000	5,999,870

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Mid Cap Value Series

	Principal
	Amount	Value
COMMERCIAL PAPER — 6.1% (continued)
Food & Beverage — 2.0% (continued)
Nestle Capital Corporation (continued)
0.13%, 07/10/2009[5]	$5,000,000	$4,999,838

		16,999,584

TOTAL COMMERCIAL PAPER (cost $50,075,099)		$50,075,099

	Principal
	Amount	Value
REPURCHASE AGREEMENT — 0.9%
UMB Financial Corp, 0.07%, dated 6/30/09, matures 7/01/09; repurchase amount $7,473,015 (Collateralized by U.S. Treasury Note, 3.25%, 12/31/09 with a value of $7,622,476)	$7,473,000	$7,473,000

TOTAL REPURCHASE AGREEMENT (cost $7,473,000)		$7,473,000

Total Investments — 99.2% (cost $935,750,824)		$814,135,562
Cash & Other Assets, Less Liabilities — 0.8%		6,962,016

Total Net Assets — 100.0%		$821,097,578

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $937,016,858.
ADR American Depositary Receipt

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $52,454,034 (cost $102,345,193), or 6.4% of total net assets.

[2]	Investment in an affiliated issuer. See note 4 in notes to financial statements.

[3]	Security is segregated as collateral for open written option contracts.

[4]	Security was acquired through a private placement.

[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $36,912,830 (cost $37,075,670), or 4.5% of total net assets.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Mid Cap Value Institutional Series

	Shares	Value
COMMON STOCKS — 97.6%
Aerospace & Defense — 0.3%
Orbital Sciences Corporation *	26,216	$397,697

Apparel Retail — 3.1%
Brown Shoe Company, Inc.	173,500	1,256,140
Chico’s FAS, Inc. *	358,400	3,487,232
Talbots, Inc.	55,987	302,330

		5,045,702

Apparel, Accessories & Luxury Goods — 1.8%
Fossil, Inc. *	46,500	1,119,720
Maidenform Brands, Inc. *	129,400	1,484,218
Oxford Industries, Inc.	19,800	230,670

		2,834,608

Application Software — 0.2%
PLATO Learning, Inc. 1, *	72,853	291,412

Biotechnology — 0.1%
Combinatorx, Inc. *	166,800	136,776

Building Products — 0.6%
Trex Company, Inc. *	66,800	893,116

Coal & Consumable Fuels — 1.7%
Evergreen Energy, Inc. *	946,200	927,276
USEC, Inc. *	321,700	1,711,444

		2,638,720

Communications Equipment — 0.9%
EF Johnson Technologies, Inc. 1, *	120,000	76,476
Symmetricom, Inc. 1, *	240,107	1,385,417

		1,461,893

Construction & Engineering — 5.3%
Insituform Technologies, Inc. *	234,100	3,972,677
Quanta Services, Inc. *	84,600	1,956,798
URS Corporation *	52,500	2,599,800

		8,529,275

Construction Materials — 1.2%
Eagle Materials, Inc. [2]	77,800	1,963,672

Consumer Finance — 0.0%
First Marblehead Corporation *	37,581	75,914

Data Processing & Outsourced Services — 5.1%
Affiliated Computer Services, Inc. *	48,700	2,163,254
Computer Sciences Corporation *	131,800	5,838,740

		8,001,994

Electric Utilities — 7.0%
Allete, Inc.	84,754	2,436,678
Empire District Electric Company	6,600	109,032
Great Plains Energy, Inc.	176,400	2,743,020
Northeast Utilities	88,100	1,965,511
Pepco Holdings, Inc.	81,500	1,095,360
Westar Energy, Inc.	147,100	2,761,067

		11,110,668

Electrical Components & Equipment — 1.0%
Power-One, Inc. 1, *	892,200	1,329,378
UQM Technologies, Inc. 1, *	104,200	268,836

		1,598,214

	Shares	Value
COMMON STOCKS — 97.6% (continued)
Electronic Manufacturing Services — 2.3%
Maxwell Technologies, Inc. *	269,155	$3,722,414

Exchange Traded Funds — 11.2%
iShares Russell 2000 Value Index Fund	65,000	3,024,450
iShares Russell Midcap Value Index Fund	356,000	10,309,760
iShares S&P MidCap 400	86,000	4,481,460

		17,815,670

Forest Products — 0.9%
Louisiana-Pacific Corporation	426,200	1,457,604

Gas Utilities — 1.5%
Atmos Energy Corporation	97,800	2,448,912

Health Care Equipment — 0.9%
Aspect Medical Systems, Inc. *	39,000	230,490
Hologic, Inc. *	87,600	1,246,548

		1,477,038

Health Care Facilities — 2.0%
Community Health Systems, Inc. 2, *	123,800	3,125,950

Health Care Services — 2.4%
Mednax, Inc. *	64,000	2,696,320
Providence Service Corporation *	3,455	37,832
RehabCare Group, Inc. *	43,900	1,050,527

		3,784,679

Highways & Railtracks — 0.2%
Quixote Corporation [1]	96,100	271,963

Home Furnishings — 1.3%
Leggett & Platt, Inc.	133,200	2,028,636

Human Resources & Employment Services — 0.7%
Administaff, Inc.	46,300	1,077,401

Industrial Conglomerates — 2.2%
McDermott International, Inc. *	174,200	3,538,002

Industrial Machinery — 0.8%
Harsco Corporation	44,400	1,256,520

Insurance Brokers — 0.5%
Arthur J Gallagher & Company	36,400	776,776

IT Consulting & Other Services — 1.0%
Satyam Computer Services, Ltd. ADR	522,200	1,624,042

Mortgage REIT’s — 0.5%
Redwood Trust, Inc.	54,900	810,324

Multi-Line Insurance — 1.6%
American Financial Group, Inc. [2]	118,700	2,561,546

Multi-Utilities — 4.1%
Alliant Energy Corporation	95,500	2,495,415
NorthWestern Corporation	116,700	2,656,092

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Mid Cap Value Institutional Series

	Shares	Value
COMMON STOCKS — 97.6% (continued)
Multi-Utilities — 4.1% (continued)
SCANA Corporation	41,700	$1,353,999

		6,505,506

Oil & Gas Drilling — 0.5%
Helmerich & Payne, Inc.	27,500	848,925

Oil & Gas Equipment & Services — 3.1%
Global Industries, Ltd. *	855,000	4,839,300

Oil & Gas Exploration & Production — 2.2%
Goodrich Petroleum Corporation *	31,100	764,749
Gulfport Energy Corporation *	118,634	812,643
PetroHawk Energy Corporation *	88,900	1,982,470

		3,559,862

Oil & Gas Storage & Transportation — 1.7%
Southern Union Company	144,900	2,664,711

Packaged Foods & Meats — 4.6%
Del Monte Foods Company	111,000	1,041,180
Hormel Foods Corporation [2]	70,100	2,421,254
JM Smucker Company	74,200	3,610,572
TreeHouse Foods, Inc. *	7,500	215,775

		7,288,781

Paper Packaging — 4.1%
Bemis Company, Inc. [2]	156,000	3,931,200
Sonoco Products Company	100,600	2,409,370

		6,340,570

Paper Products — 1.4%
Schweitzer-Mauduit International, Inc.	84,400	2,296,524

Property & Casualty Insurance — 6.6%
Alleghany Corporation *	7,629	2,067,459
Employers Holdings, Inc.	74,700	1,012,185
Hanover Insurance Group, Inc.	108,200	4,123,502
W.R. Berkley Corporation	149,700	3,214,059

		10,417,205

Regional Banks — 1.2%
Commerce Bancshares, Inc. [2]	4,700	149,601
First Horizon National Corporation [2]	88,600	1,063,198
Old National Bancorp	32,600	320,132
Wilmington Trust Corporation	27,000	368,820

		1,901,751

Research & Consulting Services — 2.1%
ICF International, Inc. *	41,494	1,144,819
Navigant Consulting, Inc. *	174,300	2,251,956

		3,396,775

Security & Alarm Services — 1.2%
GeoEye, Inc. *	80,218	1,889,936

Semiconductor Equipment — 0.5%
Ultratech, Inc. *	63,900	786,609

Semiconductors — 4.1%
IXYS Corporation [1]	521,600	5,278,592

	Shares	Value
COMMON STOCKS — 97.6% (continued)
Semiconductors — 4.1% (continued)
RF Micro Devices, Inc. *	316,600	$1,190,416

		6,469,008

Specialty Chemicals — 0.7%
Landec Corporation *	121,520	825,121
Zoltek Companies, Inc. *	37,045	360,077

		1,185,198

Trucking — 1.2%
Old Dominion Freight Line, Inc. *	12,200	409,554
Saia, Inc. *	82,400	1,484,024

		1,893,578

TOTAL COMMON STOCKS (cost $148,033,492)		$155,041,377

	Principal
	Amount	Value
REPURCHASE AGREEMENT — 5.3%
UMB Financial Corp, 0.07%, dated 6/30/09, matures 7/01/09; repurchase amount $8,421,016 (Collateralized by GNMA, 4.00%, 4/15/24 & U.S. Treasury Note, 12/31/09, 3.25% with a combined value of $8,421,040)	$8,421,000	$8,421,000

TOTAL REPURCHASE AGREEMENT (cost $8,421,000)		$8,421,000

Total Investments — 102.9% (cost $156,454,492)		$163,462,377
Liabilities, Less Cash & Other Assets — (2.9)%		(4,560,574)

Total Net Assets — 100.0%		$158,901,803

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $156,454,492.
ADR    American Depositary Receipt

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $8,902,074 (cost $8,488,138), or 5.6% of total net assets.

[2]	Security is segregated as collateral for open written option contracts.

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Select 25 Series

	Shares	Value
COMMON STOCKS — 97.2%
Advertising — 3.0%
Omnicom Group, Inc.	30,310	$957,190

Aerospace & Defense — 8.3%
Goodrich Corporation	18,330	915,950
Honeywell International, Inc.	28,600	898,040
ITT Corporation	18,100	805,450

		2,619,440

Coal & Consumable Fuels — 2.7%
Peabody Energy Corporation	28,370	855,639

Communications Equipment — 4.1%
Qualcomm, Inc.	28,620	1,293,624

Computer Hardware — 3.8%
Apple, Inc. *	8,420	1,199,261

Department Stores — 3.1%
Kohl’s Corporation *	22,930	980,258

Drug Retail — 4.3%
CVS Caremark Corporation	42,290	1,347,782

Electrical Components & Equipment — 2.9%
Emerson Electric Company	28,125	911,250

Electronic Components — 2.7%
Corning, Inc.	52,420	841,865

Fertilizers & Agricultural Chemicals — 2.4%
Monsanto Company	10,295	765,330

Footwear — 1.9%
Nike, Inc. (Cl.B)	11,610	601,166

General Merchandise Stores — 2.8%
Target Corporation	22,020	869,129

Home Entertainment Software — 3.9%
Activision Blizzard, Inc. *	96,665	1,220,879

Industrial Gases — 3.1%
Air Products & Chemicals, Inc.	14,965	966,590

Internet Software & Services — 4.3%
Google, Inc. *	3,130	1,319,576

Investment Banking & Brokerage — 3.2%
Goldman Sachs Group, Inc.	6,930	1,021,759

IT Consulting & Other Services — 3.9%
Cognizant Technology Solutions Corporation *	45,570	1,216,719

	Shares	Value
COMMON STOCKS — 97.2% (continued)
Oil & Gas Drilling — 3.8%
Transocean, Ltd. *	15,740	$1,169,324

Oil & Gas Exploration & Production — 3.1%
XTO Energy, Inc.	25,940	989,352

Other Diversified Financial Services — 4.0%
JPMorgan Chase & Company	36,485	1,244,504

Pharmaceuticals — 6.4%
Pfizer, Inc.	52,140	782,100
Teva Pharmaceutical Industries, Ltd. ADR	24,670	1,217,218

		1,999,318

Railroads — 3.7%
Burlington Northern Santa Fe Corporation	15,850	1,165,609

Restaurants — 5.2%
Darden Restaurants, Inc.	20,080	662,238
Starbucks Corporation *	69,770	969,105

		1,631,343

Semiconductors — 3.7%
Intel Corporation	71,100	1,176,705

Soft Drinks — 4.1%
PepsiCo, Inc.	23,650	1,299,804

Systems Software — 2.8%
Microsoft Corporation	37,510	891,613

TOTAL COMMON STOCKS (cost $30,607,373)		$30,555,029

Total Investments — 97.2% (cost $30,607,373)		$30,555,029
Cash & Other Assets, Less Liabilities — 2.8%		893,282

Total Net Assets — 100.0%		$31,448,311

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $30,700,391.
ADR    American Depositary Receipt

*	Non-income producing security

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Small Cap Growth Series

	Shares	Value
COMMON STOCKS — 95.9%
Aerospace & Defense — 2.7%
BE Aerospace, Inc.*	18,070	$259,486
DigitalGlobe, Inc.*	3,120	59,904

		319,390

Aluminum — 1.1%
Kaiser Aluminum Corporation	3,450	123,890

Apparel Retail — 1.1%
Jos A. Bank Clothiers, Inc.*	3,710	127,847

Apparel, Accessories & Luxury Goods — 2.4%
FGX International Holdings, Ltd.*	15,100	171,837
Hanesbrands, Inc.*	7,700	115,577

		287,414

Application Software — 5.6%
Informatica Corporation *	8,200	140,958
Nuance Communications, Inc.*	16,965	205,107
Solera Holdings, Inc. *	11,800	299,719

		645,784

Asset Management & Custody Banks — 0.8%
Westwood Holdings Group, Inc.	2,200	91,982

Biotechnology — 1.7%
Halozyme Therapeutics, Inc. *	9,240	64,403
Martek Biosciences Corporation	6,200	131,130

		195,533

Casinos & Gaming — 3.1%
Penn National Gaming, Inc. *	5,900	171,749
WMS Industries, Inc. *	6,280	197,882

		369,631

Coal & Consumable Fuels — 0.8%
Massey Energy Company	4,850	94,769

Communications Equipment — 1.5%
InterDigital, Inc. *	7,270	177,679

Computer Storage & Peripherals — 3.3%
Novatel Wireless, Inc. *	12,900	116,358
QLogic Corporation *	8,150	103,342
Synaptics, Inc. *	4,450	171,992

		391,692

Construction & Engineering — 0.4%
Aecom Technology Corporation*	1,500	48,000

Construction & Farm Machinery & Heavy Trucks — 2.8%
Bucyrus International, Inc.	5,320	151,939
Wabtec Corporation	5,300	170,502

		322,441

Data Processing & Outsourced Services — 2.1%
Alliance Data Systems Corporation *	6,040	248,788

Diversified Support Services — 1.0%
Ritchie Bros Auctioneers, Inc.	4,800	112,560

	Shares	Value
COMMON STOCKS — 95.9% (continued)
Education Services — 1.0%
DeVry, Inc.	2,400	$120,096

Electric Utilities — 1.2%
ITC Holdings Corporation	2,870	130,183

Electrical Components & Equipment — 1.8%
Baldor Electric Company	2,680	63,757
Regal-Beloit Corporation	3,760	149,347

		213,104

Electronic Equipment & Instruments — 1.9%
Flir Systems, Inc. *	5,700	128,592
Rofin-Sinar Technologies, Inc. *	4,870	97,449

		226,041

Exchange Traded Funds — 6.2%
iShares Russell 2000 Growth Index Fund	12,810	726,199

Fertilizers & Agricultural Chemicals — 1.0%
Terra Industries, Inc.	4,825	116,862

Health Care Equipment — 4.8%
Integra LifeSciences Holdings Corporation *	3,670	97,292
NuVasive, Inc. *	5,110	227,906
Wright Medical Group, Inc. *	14,600	237,395

		562,593

Health Care Services — 2.7%
CardioNet, Inc. *	10,210	166,628
LHC Group, Inc. *	6,640	147,474

		314,102

Health Care Supplies — 0.5%
Haemonetics Corporation *	1,065	60,705

Homebuilding — 1.1%
KB Home	9,370	128,182

Household Products — 1.9%
Church & Dwight Company, Inc.	3,950	214,524

Housewares & Specialties — 2.2%
Jarden Corporation *	13,570	254,438

Human Resources & Employment Services — 0.8%
Watson Wyatt Worldwide, Inc.	2,500	93,825

Hypermarkets & Super Centers — 0.7%
BJ’s Wholesale Club, Inc. *	2,630	84,765

Industrial Machinery — 1.4%
IDEX Corporation	6,820	167,567

Internet Software & Services — 1.2%
Constant Contact, Inc. *	7,050	139,872

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Small Cap Growth Series

	Shares	Value
COMMON STOCKS — 95.9% (continued)
Investment Banking & Brokerage — 2.6%
Knight Capital Group, Inc. *	8,100	$138,105
Stifel Financial Corporation *	3,500	168,315

		306,420

Leisure Facilities — 2.1%
Life Time Fitness, Inc. *	12,200	244,122

Life Sciences Tools & Services — 2.1%
Charles River Laboratories International, Inc. *	4,000	135,000
Techne Corporation	1,700	108,477

		243,477

Metal & Glass Containers — 2.2%
Silgan Holdings, Inc.	5,350	262,310

Movies & Entertainment — 0.9%
Imax Corporation *	12,525	101,703

Multi-Line Insurance — 1.8%
HCC Insurance Holdings, Inc.	9,000	216,090

Multi-Utilities — 1.0%
NorthWestern Corporation	5,330	121,311

Oil & Gas Equipment & Services — 2.6%
Oil States International, Inc. *	4,700	113,787
Superior Energy Services, Inc. *	11,140	192,388

		306,175

Oil & Gas Exploration & Production — 2.7%
Bill Barrett Corporation *	6,800	186,727
Comstock Resources, Inc. *	3,670	121,294

		308,021

Pharmaceuticals — 2.7%
Endo Pharmaceuticals Holdings, Inc. *	3,500	62,720
Perrigo Company	9,120	253,354

		316,074

Railroads — 1.0%
Kansas City Southern *	7,385	118,972

Regional Banks — 1.3%
TCF Financial Corporation	11,150	149,076

Research & Consulting Services — 0.4%
ICF International, Inc. *	1,700	46,903

Restaurants — 1.1%
Panera Bread Company *	2,500	124,650

Semiconductor Equipment — 1.9%
Formfactor, Inc. *	6,900	118,956
Tessera Technologies, Inc. *	4,230	106,977

		225,933

Semiconductors — 5.9%
Fairchild Semiconductor International, Inc. *	25,650	179,294
ON Semiconductor Corporation *	21,300	146,118

	Shares	Value
COMMON STOCKS — 95.9% (continued)
Semiconductors — 5.9% (continued)
Silicon Laboratories, Inc. *	3,150	$119,511
Skyworks Solutions, Inc. *	23,730	232,078

		677,001

Systems Software — 2.8%
Macrovision Solutions Corporation *	8,100	176,661
Sybase, Inc. *	4,940	154,820

		331,481

TOTAL COMMON STOCKS (cost $9,658,867)		$11,210,177

Total Investments — 95.9% (cost $9,658,867)		$11,210,177
Cash & Other Assets, Less Liabilities — 4.1%		485,229

Total Net Assets — 100.0%		$11,695,406

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $10,044,174.

*	Non-income producing security

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Small Cap Value Series

	Shares	Value
COMMON STOCKS — 91.1%
Aerospace & Defense — 0.1%
Orbital Sciences Corporation *	181	$2,746

Apparel Retail — 3.5%
Brown Shoe Company, Inc.	3,700	26,788
Chico’s FAS, Inc. *	4,700	45,731
Talbots, Inc.	2,473	13,354

		85,873

Apparel, Accessories & Luxury Goods — 2.5%
Fossil, Inc. *	800	19,264
Maidenform Brands, Inc. *	3,800	43,586

		62,850

Biotechnology — 0.1%
Combinatorx, Inc. *	2,900	2,378

Building Products — 0.9%
Trex Company, Inc. *	1,600	21,392

Coal & Consumable Fuels — 1.9%
Evergreen Energy, Inc. *	22,700	22,246
USEC, Inc. *	4,800	25,536

		47,782

Communications Equipment — 1.1%
Symmetricom, Inc. 1, *	4,800	27,696

Computer & Electronics Retail — 1.6%
Conn’s, Inc. *	3,200	40,000

Construction & Engineering — 2.0%
Insituform Technologies, Inc. *	3,000	50,910

Construction Materials — 0.9%
Eagle Materials, Inc. [2]	900	22,716

Consumer Finance — 0.4%
First Marblehead Corporation *	5,520	11,150

Data Processing & Outsourced Services — 1.6%
Heartland Payment Systems, Inc.	4,100	39,237

Electric Utilities — 3.0%
Allete, Inc.	1,104	31,740
Empire District Electric Company	1,000	16,520
Westar Energy, Inc.	1,400	26,278

		74,538

Electrical Components & Equipment — 2.3%
LaBarge, Inc. *	2,600	24,102
Power-One, Inc. 1, *	12,700	18,923
UQM Technologies, Inc. 1, *	5,500	14,190

		57,215

Electronic Manufacturing Services — 2.1%
Maxwell Technologies, Inc. *	3,700	51,171

Exchange Traded Funds — 4.3%
iShares Russell 2000 Value Index Fund	2,300	107,019

	Shares	Value
COMMON STOCKS — 91.1% (continued)
Food Retail — 2.1%
Winn-Dixie Stores, Inc. *	4,100	$51,414

Forest Products — 2.7%
Louisiana-Pacific Corporation	19,300	66,006

Gas Utilities — 1.4%
Atmos Energy Corporation	1,400	35,056

Health Care Equipment — 0.7%
Aspect Medical Systems, Inc. *	2,900	17,139

Health Care Facilities — 0.7%
Health Management Associates, Inc. *	3,300	16,302

Health Care Services — 4.0%
Mednax, Inc. *	1,100	46,343
Providence Service Corporation *	2,100	22,995
RehabCare Group, Inc. *	1,300	31,109

		100,447

Highways & Railtracks — 0.2%
Quixote Corporation [1]	1,800	5,094

Human Resources & Employment Services — 0.6%
Administaff, Inc.	600	13,962

Industrial Conglomerates — 2.2%
McDermott International, Inc. *	2,700	54,837

Insurance Brokers — 0.3%
Arthur J Gallagher & Company	350	7,469

IT Consulting & Other Services — 2.7%
CACI International, Inc. *	1,200	51,252
Satyam Computer Services, Ltd. ADR	5,214	16,216

		67,468

Mortgage REIT’s — 0.3%
Redwood Trust, Inc.	500	7,380

Multi-Sector Holdings — 0.9%
Pico Holdings, Inc. *	800	22,960

Multi-Utilities — 2.0%
NorthWestern Corporation	2,200	50,072

Oil & Gas Equipment & Services — 3.9%
Global Industries, Ltd. *	13,352	75,572
Tesco Corporation *	2,700	21,438

		97,010

Oil & Gas Exploration & Production — 3.4%
Gastar Exploration, Ltd. *	46,000	17,940
GMX Resources, Inc. *	800	8,512
Goodrich Petroleum Corporation *	954	23,459
Gulfport Energy Corporation *	1,000	6,850
PetroHawk Energy Corporation *	1,100	24,530

Schedule of Investments	Rydex | SGI Equity Fund
June 30, 2009	Small Cap Value Series

	Shares	Value
COMMON STOCKS — 91.1% (continued)
Oil & Gas Exploration & Production — 3.4% (continued)
Toreador Resources Corporation	517	$3,464

		84,755

Oil & Gas Storage & Transportation — 2.6%
Southern Union Company	3,450	63,446

Packaged Foods & Meats — 3.8%
Del Monte Foods Company	5,600	52,528
TreeHouse Foods, Inc. *	1,500	43,155

		95,683

Paper Packaging — 1.2%
Bemis Company, Inc. [2]	1,200	30,240

Paper Products — 3.1%
Clearwater Paper Corporation *	1,700	42,993
Schweitzer-Mauduit International, Inc.	1,300	35,373

		78,366

Personal Products — 1.6%
Elizabeth Arden, Inc. *	4,600	40,158

Property & Casualty Insurance — 3.4%
Employers Holdings, Inc.	1,700	23,035
Hanover Insurance Group, Inc.	1,600	60,976

		84,011

Regional Banks — 1.5%
Commerce Bancshares, Inc. [2]	320	10,186
Old National Bancorp	1,300	12,766
Wilmington Trust Corporation [2]	970	13,250

		36,202

Research & Consulting Services — 4.0%
ICF International, Inc. *	2,000	55,179
Navigant Consulting, Inc. *	2,600	33,592
School Specialty, Inc. *	600	12,126

		100,897

Restaurants — 1.7%
BJ’s Restaurants, Inc. 2,*	2,500	42,175

Security & Alarm Services — 2.5%
GeoEye, Inc. *	2,600	61,256

Semiconductors — 4.0%
IXYS Corporation [1]	4,200	42,504
RF Micro Devices, Inc. *	11,100	41,736
Supertex, Inc. *	600	15,066

		99,306

Specialty Chemicals — 2.8%
Landec Corporation *	6,700	45,493
Zoltek Companies, Inc. *	2,400	23,328

		68,821

Trucking — 2.5%
Old Dominion Freight Line, Inc. *	320	10,742
Saia, Inc. *	2,500	45,025

	Shares	Value
COMMON STOCKS — 91.1% (continued)
Trucking — 2.5% (continued)
Universal Truckload Services, Inc.	350	$5,478

		61,245

TOTAL COMMON STOCKS (cost $1,976,011)		$2,263,850

Total Investments — 91.1% (cost $1,976,011)		$2,263,850
Cash & Other Assets, Less Liabilities — 8.9%		222,092

Total Net Assets — 100.0%		$2,485,942

For federal income tax purposes the identified cost of investments owned at June 30, 2009 was $1,976,011.
ADR American Depositary Receipt

*	Non-income producing security

[1]	Security is deemed illiquid. The total market value of illiquid securities is $108,407 (cost $105,718), or 4.4% of total net assets.

[2]	Security is segregated as collateral for open written option contracts.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation (Depreciation) on Investments
     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at June 30, 2009 were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)
Rydex|SGI Equity Fund:
All Cap Value Series	$47,809	$(106,940)	$(59,131)
Alpha Opportunity Series	345,966	(2,709,581)	(2,363,615)
Equity Series	9,836,087	(37,292,754)	(27,456,667)
Global Series	4,649,483	(1,549,948)	3,099,535
Global Institutional Series	257,570	(77,768)	179,802
Mid Cap Value Series	67,728,925	(190,610,221)	(122,881,296)
Mid Cap Value Institutional Series	7,932,377	(924,492)	7,007,885
Select 25 Series	2,201,269	(2,346,631)	(145,362)
Small Cap Growth Series	1,562,522	(396,519)	1,166,003
Small Cap Value Series	390,006	(102,167)	287,839
2. Open Futures Contracts
     Open futures contracts for Alpha Opportunity Series as of June 30, 2009 were as follows:

		Number of	Expiration	Contract	Market	Unrealized
	Position	Contracts	Date	Amount	Value	Gain/(Loss)
Alpha Opportunity Series
S&P 500 Index Future	Long	10	09-18-2009	2,345,173	$2,288,750	$(56,423)
3. Options Written
The following options written were outstanding for Mid Cap Value Series, Mid Cap Value Insitutional Series and Small Cap Value Series at June 30, 2009:
Mid Cap Value Series Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Bemis Company, Inc.	10/16/2009	$25.00	1,628	$236,060
Commerce Bancshares, Inc.	8/21/2009	40.00	800	4,000
Community Health Systems, Inc.	9/18/2009	25.00	1,600	432,000
Eagle Materials, Inc.	7/17/2009	30.00	1,331	2,662
First Horizon National Corporation	8/21/2009	12.50	3,025	202,675
URS Corporation	7/17/2009	50.00	730	156,950

Total call options outstanding (premiums received, $1,955,653)			9,114	$1,034,347

Mid Cap Value Series Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Hanover Insurance Group, Inc.	8/21/2009	$30.00	1,130	$11,300
Pioneer Natural Resources Company	9/18/2009	$22.50	1,675	242,875
Ralcorp Holdings, Inc.	9/21/2009	$55.00	690	75,900

Total put options outstanding (premiums received, $914,868)			3,495	$330,075

NOTES TO FINANCIAL STATEMENTS (continued)
3. Options Written (continued)
Mid Cap Value Institutional Series Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Bemis Company, Inc.	10/16/2009	$25.00	96	$13,920
Commerce Bancshares, Inc.	8/21/2009	40.00	47	235
Community Health Systems, Inc.	9/18/2009	25.00	99	26,730
Eagle Materials, Inc.	7/17/2009	30.00	63	126
First Horizon National Corporation	8/21/2009	12.50	160	10,720

Total call options outstanding (premiums received, $100,948)			465	$51,731

Mid Cap Value Institutional Series Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Hanover Insurance Group, Inc.	8/21/2009	$30.00	55	$550
Pioneer Natural Resources Company	9/18/2009	$22.50	570	82,650
Ralcorp Holdings, Inc.	9/18/2009	$55.00	87	9,570

Total put options outstanding (premiums received, $153,453)			712	92,770

Small Cap Value Series Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Bemis Company, Inc.	10/16/2009	$25.00	6	$870
BJ’s Restaurants, Inc.	7/17/2009	$15.00	5	$875
Commerce Bancshares, Inc.	8/21/2009	40.00	1	5
Eagle Materials, Inc.	7/17/2009	30.00	3	6

Total call options outstanding (premiums received, $2,911)			15	$1,756

Small Cap Value Series Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Hanover Insurance Group, Inc.	8/21/2009	$30.00	3	$30

Total put options outstanding (premiums received, $969)			3	30

NOTES TO FINANCIAL STATEMENTS (continued)
4. Affiliated Issuers
     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Mid Cap Value Series as of June 30, 2009 amounted to $67,179,240 which represents 8.2% of net assets. There were no affiliated companies held in any other Series. Transactions in Mid Cap Value Series during the period ended June 30, 2009 in which the portfolio company is an “affiliated person” are as follows:

	Balance	Gross	Gross	Balance	Realized	Investment
	9/30/2008	Additions	Reductions	6/30/2009	Gain/(Loss)	Income

Bimini Capital Management, Inc. (Shares)	1,474,400	—	—	1,474,400	—	—
Bimini Capital Management, Inc. (Cost)	$16,310,457	$—	$—	$16,310,457	$—	$—
HydroGen Corporation (Shares)	1,260,000	5,700	—	1,265,700	—	—
HydroGen Corporation (Cost)	$5,225,328	$45	$—	$5,225,373	$—	$—
IXYS Corporation (Shares)	2,410,360	338,540	(265,200)	2,483,700	—	—
IXYS Corporation (Cost)	$20,342,793	$2,792,880	$(1,814,586)	$21,321,087	$—	$242,704
Maxwell Technologies, Inc. (Shares)	1,325,300	120,700	—	1,446,000	—	—
Maxwell Technologies, Inc. (Cost)	$14,607,503	$1,114,061	$—	$15,721,564	$—	$—
Power-One, Inc. Corporation (Shares)	5,626,300	—	—	5,626,300	—	—
Power-One, Inc. Corporation (Cost)	$26,663,702	$—	$—	$26,663,702	$—	$—
Quixote Corporation (Shares)	479,100	—	(10,000)	469,100	—	—
Quixote Corporation (Cost)	$9,318,028	$—	$(220,800)	$9,097,228	$—	$—
Symmetricom, Inc. (Shares)	1,749,270	206,600	(45,600)	1,910,270	—	—
Symmetricom, Inc. (Cost)	$8,385,488	$760,366	$(225,948)	$8,919,906	$—	$—
Thermoenergy Corporation (Shares)	1,963,964	1,828,906	(30,704)	3,762,166	—	—
Thermoenergy Corporation (Cost)	$2,094,000	$878,581	$(28,971)	$2,943,610	$—	$—

*	As a result of Mid Cap Value Series’ beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.
5. Summary of Fair Value Exposure at Each Level
     In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value requirements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.
The three levels of fair value hierarchy under FAS 157 are listed below:

Level 1	—	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilites carried at Level 2 fair value generally are municpal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level (continued)
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.
In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FAS 157-4”), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FAS 157-4 amends FASB Statement No. 157, Fair Value Measurements, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management has evaluated the impact of the adoption of FAS 157-4 on the Funds’ and has determined that there will be no impact on the financial statement disclosures.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of June 30, 2009. These assets are measured on a recurring basis.

		LEVEL 1	LEVEL 2	LEVEL 3
			significant
		quoted prices in	other	significant
		active markets for	observable	unobservable
Description	Total	identical assets	inputs	inputs

Rydex | SGI Equity Fund:
All Cap Value Series
Common Stocks	$767,170	$767,170		$—

Alpha Opportunity Series
Assets:
Common Stocks	12,638,059	12,638,059	—	—
Foreign Stocks	1,231,563	1,231,563	—	—
U.S. Government Sponsored Agency Bonds & Notes	1,749,707	—	1,749,707	—
Short Term Investments	2,488,542	—	2,488,542	—
Repurchase Agreement	2,858	—	2,858	—

Total	18,110,729	13,869,622	4,241,107	—

Liabilities:
Common Stocks (sold short)	3,966,716	277,475	—	3,689,241
Foreign Stocks (sold short)	3,652,136	—	—	3,652,136
Futures	56,423	56,423	—	—

Total	7,675,275	333,898	—	7,341,377

Equity Series
Common Stocks	156,955,513	156,955,513	—	—
Commercial Paper	1,500,000	—	1,500,000	—

Total	158,455,513	156,955,513	1,500,000	—

Global Series
Common Stocks	103,008,687	103,008,687	—	—
Short Term Investments	2,742,897	—	2,742,897	—

Total	105,751,584	103,008,687	2,742,897	—

Global Institutional Series
Common Stocks	5,001,263	5,001,263	—	—
Short Term Investments	131,802	—	131,802	—

Total	5,133,065	5,001,263	131,802	—

NOTES TO FINANCIAL STATEMENTS (continued)
5. Summary of Fair Value Exposure at Each Level (continued)

		LEVEL 1	LEVEL 2	LEVEL 3
			significant
		quoted prices in	other	significant
		active markets for	observable	unobservable
Description	Total	identical assets	inputs	inputs
Mid Cap Value Series
Assets:
Common Stocks	$747,842,925	$747,842,925	$—	$—
Warrants	5,378	—	5,378	—
Convertible Bonds	8,739,160	—	8,739,160	—
Commercial Paper	50,075,099	—	50,075,099	—
Repurchase Agreement	7,473,000	—	7,473,000	—

Total	814,135,562	747,842,925	66,292,637	—

Liabilities:
Written Options (net of premiums received)	(1,506,099)	(1,506,099)	—	—

Mid Cap Value Institutional Series
Assets:
Common Stocks	155,041,377	155,041,377	—	—
Repurchase Agreement	8,421,000	—	8,421,000	—

Total	163,462,377	155,041,377	8,421,000	—

Liabilities:
Written Options (net of premiums received)	(109,900)	(109,900)	—	—

Select 25 Series
Common Stocks	3,055,029	3,055,029	—	—

Small Cap Growth Series
Common Stocks	11,210,177	11,210,177	—	—

Small Cap Value Series
Assets:
Common Stocks	2,263,850	2,263,850		—

Liabilities:
Written Options (net of premiums received)	2,094	2,094	—	—
6. Schedule of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
LEVEL 3 — Fair value measurement using significant unobservable inputs

Investments
Alpha Opportuntiy Series
ASSETS:
Beginning Balance	$7,122,424
Total realized gains or losses included in earnings	—

Total unrealized gains or losses included in earnings	218,953
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—

Ending Balance	$7,341,377

NOTES TO FINANCIAL STATEMENTS (continued)
7. Security Valuation
     Security Valuation — Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY EQUITY FUND
By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date: August 28, 2009

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date: August 28, 2009